UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — High Income Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — High Income Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	20

Statement of Operations	21

Statement of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	25

Approval of Investment Management Services Agreement	31

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — High Income Fund (the fund) Class 1 shares returned 6.63% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the Credit Suisse First Boston High Yield Index returned 6.66% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

		6 Months cumulative	1 Year	5 Years	10 Years
Class 1	07/07/00	6.63	9.08	6.60	9.12
Class 2*	04/27/06	6.64	9.03	6.54	9.05
Credit Suisse First Boston High Yield Index		6.66	7.30	7.73	9.76

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Credit Suisse First Boston High Yield Index is a broad-based index that tracks the performance of high-yield bonds.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Corporate Bonds & Notes	95.6
Convertible Bonds	0.0	(a)
Senior Loans	1.0
Common Stocks	0.2
Preferred Stocks	0.0	(a)
Warrants	0.0	(a)
Other(b)	3.2

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

(b) Rounds to less than 0.01%.

Quality Breakdown (%) (at June 30, 2012)
BBB	4.5
BB	47.3
B	44.3
CCC	3.6
Not rated	0.3

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody's, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,066.30	1,021.68	3.29	3.22	0.64
Class 2	1,000.00	1,000.00	1,066.40	1,021.38	3.60	3.52	0.70

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 94.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.4%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	1,254,000	1,257,135
BE Aerospace, Inc. Senior Unsecured 04/01/22	5.250%	468,000	479,700
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	590,000	615,075
03/15/21	7.125%	836,000	873,620
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	1,673,000	1,802,657
Oshkosh Corp. 03/01/17	8.250%	244,000	267,180
03/01/20	8.500%	811,000	900,210
TransDigm, Inc. 12/15/18	7.750%	56,000	61,460
Total			6,257,037
Automotive 2.7%
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	284,000	291,810
06/15/21	8.250%	703,000	722,332
Collins & Aikman Products Co. Senior Subordinated Notes(a)(b)(c)(d)(e) 08/15/12	12.875%	620,000	62
Dana Holding Corp. Senior Unsecured 02/15/21	6.750%	38,000	41,040
Delphi Corp. 05/15/19	5.875%	255,000	272,213
05/15/21	6.125%	170,000	185,725
Lear Corp. Escrow Bond(c)(d) 03/31/16	0.000%	595,000	893
Lear Corp. 03/15/20	8.125%	1,578,000	1,771,305
Schaeffler Finance BV(a) Senior Secured 02/15/17	7.750%	275,000	287,375
02/15/19	8.500%	322,000	341,320
Visteon Corp. 04/15/19	6.750%	957,000	930,682
Total			4,844,757

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.4%
Lloyds Banking Group PLC(a)(b) 11/29/49	6.267%	682,000	409,200
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	367,000	386,268
Total			795,468
Brokerage 1.6%
E*Trade Financial Corp. Senior Unsecured 11/30/17	12.500%	2,015,000	2,309,694
Neuberger Berman Group LLC/Finance Corp.(a) Senior Unsecured 03/15/20	5.625%	221,000	229,840
03/15/22	5.875%	331,000	345,067
Total			2,884,601
Building Materials 2.0%
Building Materials Corp. of America(a) Senior Notes 05/01/21	6.750%	1,140,000	1,219,800
Senior Secured 02/15/20	7.000%	440,000	474,100
Gibraltar Industries, Inc.(b) 12/01/15	8.000%	545,000	557,262
Interface, Inc. 12/01/18	7.625%	660,000	702,900
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	306,000	300,645
Nortek, Inc. 12/01/18	10.000%	63,000	66,150
04/15/21	8.500%	260,000	254,150
Total			3,575,007
Chemicals 3.9%
Celanese U.S. Holdings LLC 06/15/21	5.875%	136,000	145,860
Hexion US Finance Corp. Senior Secured 04/15/20	6.625%	777,000	796,425
Huntsman International LLC 03/15/21	8.625%	284,000	320,210
Ineos Finance PLC Senior Secured(a) 05/15/15	9.000%	756,000	793,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	490,000	526,750
Koppers, Inc. 12/01/19	7.875%	565,000	608,788
LyondellBasell Industries NV(a) 11/15/21	6.000%	1,904,000	2,089,640
Senior Notes 04/15/24	5.750%	1,039,000	1,111,730
Momentive Performance Materials, Inc. Secured 06/15/14	12.500%	62,000	64,635
Nova Chemicals Corp. Senior Unsecured 11/01/19	8.625%	6,000	6,795
Polypore International, Inc. 11/15/17	7.500%	545,000	578,381
Total			7,043,014
Construction Machinery 4.4%
Ashtead Capital, Inc.(a)(f) 07/15/22	6.500%	132,000	132,000
CNH Capital LLC(a) 11/01/16	6.250%	692,000	740,440
Case New Holland, Inc. 12/01/17	7.875%	1,405,000	1,622,775
Columbus McKinnon Corp. 02/01/19	7.875%	188,000	199,280
Manitowoc Co., Inc. (The) 11/01/20	8.500%	1,155,000	1,247,400
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	739,000	739,000
Terex Corp. 04/01/20	6.500%	413,000	418,163
UR Merger Sub Corp. 12/15/19	9.250%	1,315,000	1,466,225
Senior Unsecured 02/01/21	8.250%	290,000	308,850
UR Merger Sub Corp.(a) 05/15/20	7.375%	223,000	233,035
04/15/22	7.625%	557,000	583,457
Secured 07/15/18	5.750%	269,000	279,760
Total			7,970,385

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured(a) 07/01/18	12.125%	497,000	521,850
Consumer Products 1.1%
Libbey Glass, Inc.(a) 05/15/20	6.875%	196,000	202,370
Mead Products LLC/ACCO Brands Corp.(a) 04/30/20	6.750%	194,000	204,670
Spectrum Brands, Inc. Senior Secured 06/15/18	9.500%	1,220,000	1,378,600
Spectrum Brands, Inc.(a) 03/15/20	6.750%	133,000	137,323
Total			1,922,963
Diversified Manufacturing 0.9%
Actuant Corp.(a) 06/15/22	5.625%	261,000	267,525
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	1,095,000	1,163,438
CPM Holdings, Inc. Senior Secured(b) 09/01/14	10.625%	164,000	173,840
Tomkins LLC/Inc. Secured(b) 10/01/18	9.000%	94,000	104,575
Total			1,709,378
Electric 1.6%
AES Corp. (The) Senior Unsecured 10/15/17	8.000%	97,000	110,337
AES Corp. (The)(a) Senior Unsecured 07/01/21	7.375%	845,000	940,062
CMS Energy Corp. Senior Unsecured 03/15/22	5.050%	137,000	142,102
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	430,000	466,550
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	401,000	396,489

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ipalco Enterprises, Inc. Senior Secured 05/01/18	5.000%	220,000	222,750
Ipalco Enterprises, Inc.(a) Senior Secured 04/01/16	7.250%	525,000	572,250
Total			2,850,540
Entertainment 0.7%
AMC Entertainment, Inc. 06/01/19	8.750%	952,000	1,021,020
Speedway Motorsports, Inc. 02/01/19	6.750%	330,000	344,438
Total			1,365,458
Food and Beverage 0.7%
Cott Beverages, Inc. 11/15/17	8.375%	659,000	716,663
09/01/18	8.125%	545,000	594,731
Total			1,311,394
Gaming 3.1%
Caesars Entertainment Operating Co., Inc. Senior Secured(a) 02/15/20	8.500%	752,000	757,640
Chester Downs & Marina LLC Senior Secured(a) 02/01/20	9.250%	343,000	357,577
MGM Resorts International Senior Secured 03/15/20	9.000%	1,218,000	1,358,070
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	554,000	623,250
Seminole Indian Tribe of Florida(a) 10/01/17	7.750%	500,000	545,000
Senior Secured 10/01/20	6.535%	1,260,000	1,293,768
Seneca Gaming Corp.(a) 12/01/18	8.250%	488,000	500,200
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	236,000	221,840
Total			5,657,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 3.8%
El Paso LLC Senior Unsecured 06/01/18	7.250%	322,000	369,898
09/15/20	6.500%	1,014,000	1,110,330
01/15/32	7.750%	1,355,000	1,523,494
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	705,000	727,031
Northwest Pipeline GP Senior Unsecured 12/01/25	7.125%	150,000	198,082
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	1,195,000	1,260,725
07/15/21	6.500%	848,000	890,400
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	859,000	867,590
Total			6,947,550
Health Care 5.9%
American Renal Holdings, Inc. Senior Secured 05/15/18	8.375%	249,000	263,317
CHS/Community Health Systems, Inc. 11/15/19	8.000%	530,000	564,450
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	882,000	886,410
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	164,000	170,970
01/31/22	5.875%	212,000	220,745
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	136,000	147,900
02/15/21	5.750%	730,000	761,025
HCA, Inc. Senior Secured 02/15/20	6.500%	1,368,000	1,482,570
09/15/20	7.250%	2,675,000	2,942,500
Health Management Associates, Inc. Senior Unsecured(a) 01/15/20	7.375%	357,000	379,759
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a) 11/01/18	10.500%	505,000	530,250
PSS World Medical, Inc.(a) 03/01/22	6.375%	82,000	84,050
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	422,000	449,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STHI Holding Corp. Secured(a) 03/15/18	8.000%	198,000	209,385
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	1,110,000	1,134,975
02/01/19	7.750%	388,000	391,880
Vanguard Health Holding Co. II LLC/Inc.(a) 02/01/19	7.750%	101,000	102,263
Total			10,721,879
Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured 11/15/19	7.500%	449,000	482,675
Home Construction 0.7%
KB Home 03/15/20	8.000%	210,000	214,200
Meritage Homes Corp.(a) 04/01/22	7.000%	198,000	203,940
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	333,000	357,975
Taylor Morrison Communities, Inc./Monarch(a) 04/15/20	7.750%	428,000	447,260
Total			1,223,375
Independent Energy 11.8%
Antero Resources Finance Corp. 12/01/17	9.375%	31,000	34,255
08/01/19	7.250%	114,000	117,990
Berry Petroleum Co. Senior Unsecured 11/01/20	6.750%	180,000	187,200
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	880,000	919,600
Chaparral Energy, Inc. 10/01/20	9.875%	224,000	248,920
09/01/21	8.250%	1,191,000	1,259,482
Chaparral Energy, Inc.(a) 11/15/22	7.625%	60,000	60,750
Chesapeake Energy Corp. 08/15/20	6.625%	1,499,000	1,480,262
02/15/21	6.125%	868,000	839,790
Cimarex Energy Co. 05/01/22	5.875%	631,000	654,663
Comstock Resources, Inc. 06/15/20	9.500%	799,000	787,015

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concho Resources, Inc. 10/01/17	8.625%	149,000	164,273
01/15/21	7.000%	806,000	862,420
01/15/22	6.500%	382,000	397,280
Continental Resources, Inc. 10/01/19	8.250%	65,000	72,638
10/01/20	7.375%	377,000	420,355
04/01/21	7.125%	145,000	161,494
Continental Resources, Inc.(a) 09/15/22	5.000%	1,084,000	1,100,260
EP Energy LLC/Finance, Inc.(a) Senior Secured 05/01/19	6.875%	553,000	577,885
Senior Unsecured 05/01/20	9.375%	674,000	698,433
Kodiak Oil & Gas Corp.(a) 12/01/19	8.125%	1,486,000	1,530,580
Laredo Petroleum, Inc. 02/15/19	9.500%	863,000	962,245
Laredo Petroleum, Inc.(a) 05/01/22	7.375%	352,000	364,320
MEG Energy Corp.(a) 03/15/21	6.500%	580,000	592,325
Newfield Exploration Co. Senior Unsecured 07/01/24	5.625%	827,000	845,607
Oasis Petroleum, Inc. 02/01/19	7.250%	676,000	692,900
11/01/21	6.500%	670,000	663,300
Oasis Petroleum, Inc.(f) 01/15/23	6.875%	428,000	429,605
Petrohawk Energy Corp. 08/15/18	7.250%	1,002,000	1,126,823
06/01/19	6.250%	56,000	62,662
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%	940,000	1,043,400
10/01/22	5.375%	145,000	145,181
Range Resources Corp. 06/01/21	5.750%	995,000	1,039,775
08/15/22	5.000%	86,000	84,925
SM Energy Co. Senior Unsecured 11/15/21	6.500%	264,000	268,620
SM Energy Co.(a) Senior Notes 01/01/23	6.500%	204,000	205,530

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc. Senior Unsecured(a) 01/15/22	6.000%	163,000	162,185
Whiting Petroleum Corp. 10/01/18	6.500%	32,000	34,080
Total			21,299,028
Lodging 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	206,000	215,389
Media Cable 3.4%
CCO Holdings LLC/Capital Corp. 04/30/20	8.125%	1,681,000	1,882,720
01/31/22	6.625%	149,000	159,430
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	555,000	641,025
CSC Holdings LLC(a) Senior Unsecured 11/15/21	6.750%	826,000	879,690
DISH DBS Corp. 09/01/19	7.875%	768,000	885,120
06/01/21	6.750%	1,432,000	1,546,560
Quebecor Media, Inc.(a)(c)(d) 01/15/49	9.750%	1,855,000	96,460
Videotron Ltee(a) 07/15/22	5.000%	5,000	5,075
Total			6,096,080
Media Non-Cable 5.5%
AMC Networks, Inc.(a) 07/15/21	7.750%	997,000	1,099,193
Clear Channel Worldwide Holdings, Inc. 12/15/17	9.250%	759,000	827,310
Clear Channel Worldwide Holdings, Inc.(a) 03/15/20	7.625%	172,000	164,690
03/15/20	7.625%	1,338,000	1,307,895
Hughes Satellite Systems Corp. Senior Secured 06/15/19	6.500%	433,000	460,063
Intelsat Jackson Holdings SA 04/01/19	7.250%	580,000	609,000
Intelsat Jackson Holdings SA(a) 10/15/20	7.250%	561,000	589,050
Lamar Media Corp. 04/15/18	7.875%	37,000	40,700

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.(a) 02/01/22	5.875%	420,000	430,500
National CineMedia LLC Senior Unsecured 07/15/21	7.875%	403,000	427,180
National CineMedia LLC(a) Senior Secured 04/15/22	6.000%	435,000	442,613
Nielsen Finance LLC/Co. 10/15/18	7.750%	590,000	653,425
Salem Communications Corp. Secured 12/15/16	9.625%	1,130,000	1,247,237
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(c)(d) 07/01/15	9.300%	24,660	24,660
Univision Communications, Inc.(a) Senior Secured 05/15/19	6.875%	473,000	487,190
11/01/20	7.875%	1,075,000	1,150,250
Ziff Davis Media, Inc.(b)(c)(d)(e) 12/15/11	13.500%	68,749	1,794
Total			9,962,750
Metals 4.6%
Alpha Natural Resources, Inc. 06/01/19	6.000%	569,000	486,495
06/01/21	6.250%	53,000	44,520
Arch Coal, Inc. 06/15/19	7.000%	508,000	429,260
06/15/21	7.250%	38,000	31,825
CONSOL Energy, Inc. 04/01/17	8.000%	885,000	918,187
04/01/20	8.250%	90,000	94,500
Calcipar SA Senior Secured(a) 05/01/18	6.875%	834,000	821,490
FMG Resources August 2006 Proprietary Ltd.(a) 02/01/16	6.375%	372,000	376,650
02/01/18	6.875%	204,000	206,040
11/01/19	8.250%	731,000	773,033
Senior Unsecured 04/01/22	6.875%	334,000	336,505
Inmet Mining Corp. Senior Notes(a) 06/01/20	8.750%	1,022,000	1,011,780
JMC Steel Group Senior Notes(a) 03/15/18	8.250%	792,000	786,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neenah Foundry Co. Secured PIK 07/29/15	15.000%	271,397	267,326
Novelis, Inc. 12/15/20	8.750%	85,000	91,588
Peabody Energy Corp.(a) 11/15/18	6.000%	518,000	515,410
11/15/21	6.250%	562,000	556,380
Rain CII Carbon LLC/Corp. Senior Secured(a) 12/01/18	8.000%	635,000	641,350
Total			8,388,399
Non-Captive Consumer 1.4%
SLM Corp. Senior Notes 01/25/16	6.250%	493,000	517,650
Senior Unsecured 03/25/20	8.000%	808,000	884,760
01/25/22	7.250%	459,000	485,392
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	799,000	635,205
Total			2,523,007
Non-Captive Diversified 6.3%
AerCap Aviation Solutions BV(a) 05/30/17	6.375%	473,000	475,365
Ally Financial, Inc. 02/15/17	5.500%	344,000	349,415
03/15/20	8.000%	3,669,000	4,219,350
09/15/20	7.500%	52,000	58,435
CIT Group, Inc. Senior Unsecured 03/15/18	5.250%	794,000	819,805
05/15/20	5.375%	394,000	401,880
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	695,000	748,862
Senior Unsecured 02/15/19	5.500%	1,429,000	1,471,870
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	145,000	163,850
04/01/19	5.875%	509,000	509,493
12/15/20	8.250%	1,485,000	1,700,582
01/15/22	8.625%	401,000	464,387
Total			11,383,294

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 1.9%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	799,000	834,955
Offshore Group Investments Ltd. Senior Secured 08/01/15	11.500%	1,386,000	1,503,810
Offshore Group Investments Ltd.(a) Senior Secured 08/01/15	11.500%	340,000	368,900
Oil States International, Inc. 06/01/19	6.500%	686,000	713,440
Total			3,421,105
Other Industry 0.4%
Interline Brands, Inc. 11/15/18	7.000%	694,000	721,760
Packaging 2.9%
Ardagh Packaging Finance PLC Senior Secured(a) 10/15/17	7.375%	1,022,000	1,085,875
Greif, Inc. Senior Unsecured 08/01/19	7.750%	633,000	721,620
Reynolds Group Issuer, Inc./LLC(a) 08/15/19	9.875%	375,000	389,063
08/15/19	9.875%	740,000	767,750
Senior Secured 08/15/19	7.875%	2,073,000	2,244,022
Total			5,208,330
Paper 0.3%
Cascades, Inc. 01/15/20	7.875%	500,000	500,000
Pharmaceuticals 1.4%
Endo Health Solutions, Inc. 01/15/22	7.250%	259,000	280,691
Grifols, Inc. 02/01/18	8.250%	579,000	620,977
Mylan, Inc.(a) 07/15/17	7.625%	785,000	863,500
11/15/18	6.000%	530,000	557,825
Pharmaceutical Product Development, Inc. Senior Unsecured(a) 12/01/19	9.500%	185,000	202,344
Total			2,525,337

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty —%
Lumbermens Mutual Casualty Co.(a)(e) 12/01/97	8.450%	30,000	75
Subordinated Notes 07/01/26	9.150%	645,000	1,613
Total			1,688
Retailers 1.5%
AutoNation, Inc. 02/01/20	5.500%	37,000	37,740
Limited Brands, Inc. 04/01/21	6.625%	370,000	404,225
02/15/22	5.625%	649,000	668,470
QVC, Inc. Senior Secured(a)(f) 07/02/22	5.125%	131,000	133,721
Rite Aid Corp. 08/15/20	8.000%	870,000	985,275
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	180,000	195,750
06/01/22	5.750%	155,000	162,169
Sonic Automotive, Inc. Senior Subordinated Notes(a)(f) 07/15/22	7.000%	142,000	146,970
Total			2,734,320
Technology 3.7%
Alliance Data Systems Corp.(a) 04/01/20	6.375%	229,000	230,145
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%	780,000	778,050
Anixter, Inc. 05/01/19	5.625%	131,000	134,930
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	520,000	562,900
CDW LLC/Finance Corp. 04/01/19	8.500%	261,000	277,965
Senior Secured 12/15/18	8.000%	1,050,000	1,139,250
Cardtronics, Inc. 09/01/18	8.250%	93,000	102,533
CommScope, Inc.(a) 01/15/19	8.250%	103,000	108,922

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc. Senior Unsecured 07/15/21	7.000%	245,000	270,725
First Data Corp. 01/15/21	12.625%	455,000	455,569
First Data Corp.(a) Senior Secured 06/15/19	7.375%	885,000	902,700
08/15/20	8.875%	165,000	178,612
Interactive Data Corp. 08/01/18	10.250%	880,000	979,000
NXP BV/Funding LLC Senior Secured(a) 08/01/18	9.750%	502,000	574,790
Total			6,696,091
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	402,000	431,145
03/15/20	9.750%	290,000	322,263
Hertz Corp. (The) 01/15/21	7.375%	606,000	648,420
Total			1,401,828
Wireless 4.4%
Cricket Communications, Inc. 10/15/20	7.750%	351,000	335,205
Senior Secured 05/15/16	7.750%	1,012,000	1,073,985
MetroPCS Wireless, Inc. 11/15/20	6.625%	277,000	272,845
NII Capital Corp. 04/01/21	7.625%	561,000	481,058
Sprint Capital Corp. 11/15/28	6.875%	1,830,000	1,473,150
Sprint Nextel Corp.(a) 11/15/18	9.000%	2,277,000	2,555,932
03/01/20	7.000%	254,000	264,160
Wind Acquisition Finance SA Senior Secured(a) 02/15/18	7.250%	1,677,000	1,467,375
Total			7,923,710
Wirelines 6.7%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	1,690,000	1,758,573
03/15/22	5.800%	1,312,000	1,306,103

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp. Senior Unsecured 04/15/20	8.500%	772,000	818,320
07/01/21	9.250%	575,000	618,125
04/15/22	8.750%	190,000	199,500
Integra Telecom Holdings, Inc. Senior Secured(a) 04/15/16	10.750%	240,000	233,400
Level 3 Financing, Inc. 02/01/18	10.000%	242,000	261,965
04/01/19	9.375%	936,000	1,010,880
07/01/19	8.125%	558,000	572,648
PAETEC Holding Corp. Senior Secured 06/30/17	8.875%	1,075,000	1,158,312
Qwest Corp. Senior Unsecured 12/01/21	6.750%	2,386,000	2,684,684
Windstream Corp. 10/15/20	7.750%	955,000	1,012,300
Zayo Escrow Corp. Senior Secured(a) 01/01/20	8.125%	425,000	444,125
Total			12,078,935
Total Corporate Bonds & Notes (Cost: $165,740,192)			171,165,727

Convertible Bonds —%

Wirelines —%
At Home Corp. Subordinated Notes(c)(d)(e) 06/12/15	4.750%	296,351	30
Total Convertible Bonds (Cost: $—)			30

Senior Loans 1.0%

Borrower	Weighted Average Coupon
Electric —%
BHM Technologies LLC Exit Term Loan(c)(d)(e)(g) 10/12/26	6.313%	386,034	1,042

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Candy Intermediate Holdings, Inc. Tranche B Term Loan(b)(g) 06/18/18	7.500%	247,000	245,841
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(b)(g) 03/18/19	7.500%	309,000	310,740
Property & Casualty 0.5%
Lonestar Intermediate Super Holdings LLC Term Loan(b)(g) 09/02/19	11.000%	910,000	941,850
Wirelines 0.1%
Zayo Group LLC Term Loan(b)(f)(g) 06/30/19	7.125%	206,000	206,478
Total Senior Loans (Cost: $2,632,703)			1,705,951

Common Stocks 0.2%

Issuer	Shares
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(c)(d)(h)(i)	27,056	—
Ziff Davis Holdings, Inc.(c)(d)(i)	553	5
Total		5
Total Consumer Discretionary		5
Consumer Staples —%
Beverages —%
Cott Corp.(i)	1,700	13,957
Industrials —%
Airlines —%
Delta Air Lines, Inc.(i)	399	4,369
Building Products —%
BHM Technologies LLC(c)(d)	35,922	359
Commercial Services & Supplies —%
Quad/Graphics, Inc.	3,118	44,837
Road & Rail —%
Quality Distribution, Inc.(i)	195	2,163
Total		51,728

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology —%
Communications Equipment —%
Loral Space & Communications, Inc.	6	404
Total Information Technology		404
Materials 0.2%
Metals & Mining 0.2%
Neenah Enterprises, Inc.(c)(d)(i)	45,482	334,293
Total Materials		334,293
Utilities —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow(c)(d)(h)	6,049,000	—
Total Common Stocks (Cost: $845,401)		400,387

Preferred Stocks —%

Industrials —%
Industrial Conglomerates —%
BHM Technologies LLC(c)(d)(i)	430	4
Total Preferred Stocks (Cost: $23)		4

Warrants —%

Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
ION Media Networks, Inc.(c)(d)(i) 12/18/16	62	1
12/18/16	61	—
Total Warrants (Cost: $316,604)		1
Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.152%(j)(k)	5,714,716	5,714,716
Total Money Market Funds (Cost: $5,714,716)		5,714,716
Total Investments (Cost: $175,249,639)		178,986,816
Other Assets & Liabilities, Net		1,881,305
Net Assets		180,868,121

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $59,549,699 or 32.92% of net assets.

(b)  Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $459,603, representing 0.25% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp. Subordinated Notes 4.750% 06/12/15	07/26/05	—
BHM Technologies LLC Exit Term Loan 6.313% 10/12/26	06/21/07 - 03/31/10	951,580
BHM Technologies LLC	07/21/06	1,940
BHM Technologies LLC	07/21/06	23
Calpine Corp. Escrow	09/29/11	—
Collins & Aikman Products Co. Senior Subordinated Notes 12.875% 08/15/12	08/12/04 - 04/12/05	488,810
Haights Cross Communications, Inc.	01/15/04 - 02/03/06	307972
ION Media Networks, Inc. 12/18/16	12/19/05 - 04/14/09	159,589
12/18/16	12/19/05 - 04/14/09	157,015
Lear Corp. Escrow Bond 0.000% 03/31/16	11/20/06 - 07/24/08	—
Neenah Enterprises, Inc.	08/02/10	385,233
Quebecor Media, Inc. 9.750% 01/15/49	01/17/07 - 07/24/08	15,441
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 07/01/15	01/27/03	23,745
Ziff Davis Media, Inc. 13.500% 12/15/11	07/01/08 - 04/15/11	53,372
Ziff Davis Holdings, Inc.	07/01/08	6

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $459,603, which represents 0.25% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2012, the value of these securities amounted to $4,616, which represents 0.00% of net assets.

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)  Negligible market value.

(i)  Non-income producing.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	4,728,321	30,783,088	(29,796,693)	—	5,714,716	4,050	5,714,716

(k)  The rate shown is the seven-day current annualized yield at June 30, 2012.

Abbreviation Legend

PIK Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Aerospace & Defense	—	6,257,037	—	6,257,037
Automotive	—	4,843,802	955	4,844,757
Banking	—	795,468	—	795,468
Brokerage	—	2,884,601	—	2,884,601
Building Materials	—	3,575,007	—	3,575,007
Chemicals	—	7,043,014	—	7,043,014
Construction Machinery	—	7,970,385	—	7,970,385
Consumer Cyclical Services	—	521,850	—	521,850
Consumer Products	—	1,922,963	—	1,922,963
Diversified Manufacturing	—	1,709,378	—	1,709,378
Electric	—	2,850,540	—	2,850,540
Entertainment	—	1,365,458	—	1,365,458
Food and Beverage	—	1,311,394	—	1,311,394
Gaming	—	5,657,345	—	5,657,345
Gas Pipelines	—	6,947,550	—	6,947,550
Health Care	—	10,721,879	—	10,721,879
Healthcare Insurance	—	482,675	—	482,675
Home Construction	—	1,223,375	—	1,223,375
Independent Energy	—	21,299,028	—	21,299,028
Lodging	—	215,389	—	215,389
Media Cable	—	5,999,620	96,460	6,096,080
Media Non-Cable	—	9,936,296	26,454	9,962,750
Metals	—	8,388,399	—	8,388,399
Non-Captive Consumer	—	2,523,007	—	2,523,007
Non-Captive Diversified	—	11,383,294	—	11,383,294
Oil Field Services	—	3,421,105	—	3,421,105
Other Industry	—	721,760	—	721,760
Packaging	—	5,208,330	—	5,208,330
Paper	—	500,000	—	500,000
Pharmaceuticals	—	2,525,337	—	2,525,337
Property & Casualty	—	1,688	—	1,688
Retailers	—	2,734,320	—	2,734,320
Technology	—	6,696,091	—	6,696,091
Transportation Services	—	1,401,828	—	1,401,828
Wireless	—	7,923,710	—	7,923,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Wirelines	—	12,078,935	—	12,078,935
Convertible Bonds	—	—	30	30
Total Bonds	—	171,041,858	123,899	171,165,757
Senior Loans
Electric	—	—	1,042	1,042
Food and Beverage	—	245,841	—	245,841
Media Non-Cable	—	310,740	—	310,740
Property & Casualty	—	941,850	—	941,850
Wirelines	—	206,478	—	206,478
Total Senior Loans	—	1,704,909	1,042	1,705,951
Equity Securities
Common Stocks
Consumer Discretionary	—	—	5	5
Consumer Staples	13,957	—	—	13,957
Industrials	51,369	—	359	51,728
Information Technology	404	—	—	404
Materials	—	—	334,293	334,293
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	—	—	1	1
Total Equity Securities	65,730	—	334,662	400,392
Other
Money Market Funds	5,714,716	—	—	5,714,716
Total Other	5,714,716	—	—	5,714,716
Total	5,780,446	172,746,767	459,603	178,986,816

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Convertible Bonds ($)	Senior Loans ($)	Preferred Stocks ($)	Common Stocks ($)	Warrants ($)	Total ($)
Balance as of December 31, 2011	127,721	30	1,042	4	204,579	1	333,377
Accrued discounts/premiums	1,304	—	—	—	—	—	1,304
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	(153)	—	—	—	130,079	—	129,926
Sales	(5,003)	—	—	—	—	—	(5,003)
Purchases	—	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of June 30, 2012	123,869	30	1,042	4	334,658	1	459,604

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $129,926.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, convertible bonds, senior loans, warrants, common and preferred stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $169,534,923)	$173,272,100
Affiliated issuers (identified cost $5,714,716)	5,714,716
Total investments (identified cost $175,249,639)	178,986,816
Receivable for:
Investments sold	849,690
Capital shares sold	1,444
Dividends	874
Interest	2,921,383
Reclaims	4,536
Expense reimbursement due from Investment Manager	1,170
Trustees' deferred compensation plan	380
Total assets	182,766,293
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,036,989
Capital shares purchased	662,002
Investment management fees	78,152
Distribution fees	6,281
Transfer agent fees	8,525
Administration fees	11,368
Compensation of board members	53,808
Other expenses	40,667
Trustees' deferred compensation plan	380
Total liabilities	1,898,172
Net assets applicable to outstanding capital stock	$180,868,121
Represented by
Paid-in capital	$187,643,039
Undistributed net investment income	17,277,597
Accumulated net realized loss	(27,789,692)
Unrealized appreciation (depreciation) on:
Investments	3,737,177
Total — representing net assets applicable to outstanding capital stock	$180,868,121
Class 1
Net assets	$47,380,028
Shares outstanding	4,465,124
Net asset value per share	$10.61
Class 2
Net assets	$133,488,093
Shares outstanding	12,593,065
Net asset value per share	$10.60

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,640
Interest	6,166,696
Dividends from affiliates	4,050
Foreign taxes withheld	(8,537)
Total income	6,163,849
Expenses:
Investment management fees	498,007
Distribution fees
Class 2	164,483
Transfer agent fees
Class 1	14,849
Class 2	39,477
Administration fees	72,438
Compensation of board members	15,868
Custodian fees	3,408
Printing and postage fees	29,595
Professional fees	19,199
Other	13,599
Total expenses	870,923
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(127,556)
Fees waived by Distributor — Class 2	(125,006)
Total net expenses	618,361
Net investment income	5,545,488
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,807,677
Net realized gain	1,807,677
Net change in unrealized appreciation (depreciation) on:
Investments	4,325,919
Net change in unrealized appreciation	4,325,919
Net realized and unrealized gain	6,133,596
Net increase in net assets resulting from operations	$11,679,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$5,545,488	$12,036,265
Net realized gain	1,807,677	3,317,200
Net change in unrealized appreciation (depreciation)	4,325,919	(3,798,592)
Net increase in net assets resulting from operations	11,679,084	11,554,873
Distributions to shareholders
Net investment income
Class 1	—	(4,042,824)
Class 2	—	(9,717,660)
Total distributions to shareholders	—	(13,760,484)
Increase (decrease) in net assets from share transactions	(9,092,854)	(11,688,749)
Total increase (decrease) in net assets	2,586,230	(13,894,360)
Net assets at beginning of period	178,281,891	192,176,251
Net assets at end of period	$180,868,121	$178,281,891
Undistributed net investment income	$17,277,597	$11,732,109

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	155,203	1,594,700	570,556	5,742,252
Distributions reinvested	—	—	407,543	4,042,824
Redemptions	(710,952)	(7,381,904)	(1,711,322)	(17,009,164)
Net decrease	(555,749)	(5,787,204)	(733,223)	(7,224,088)
Class 2 shares
Subscriptions	468,522	4,840,700	782,579	7,975,001
Distributions reinvested	—	—	980,591	9,717,660
Redemptions	(785,100)	(8,146,350)	(2,216,666)	(22,157,322)
Net decrease	(316,578)	(3,305,650)	(453,496)	(4,464,661)
Total net decrease	(872,327)	(9,092,854)	(1,186,719)	(11,688,749)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$9.95		$10.06		$9.76		$7.53		$11.14		$11.52
Income from investment operations:
Net investment income	0.32		0.65		0.72		0.73		0.81		0.84
Net realized and unrealized gain (loss)	0.34		0.00	(a)	0.41		2.46		(3.33)		(0.63)
Total from investment operations	0.66		0.65		1.13		3.19		(2.52)		0.21
Less distributions to shareholders:
Net investment income	—		(0.76)		(0.83)		(0.96)		(1.09)		(0.59)
Total distributions to shareholders	—		(0.76)		(0.83)		(0.96)		(1.09)		(0.59)
Net asset value, end of period	$10.61		$9.95		$10.06		$9.76		$7.53		$11.14
Total return	6.63%		6.46%		12.07%		44.34%		(24.88%)		1.84	%(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.78	%(d)	0.80%		0.89%		0.93%		0.89%		0.90%
Net expenses after fees waived or expenses reimbursed(e)	0.64	%(d)	0.60	%(f)	0.60	%(f)	0.60	%(f)	0.60	%(f)	0.60	%(f)
Net investment income	6.16	%(d)	6.42	%(f)	7.21	%(f)	8.33	%(f)	8.15	%(f)	7.31	%(f)
Supplemental data
Net assets, end of period (in thousands)	$47,380		$49,949		$57,870		$58,247		$47,162		$86,238
Portfolio turnover	30%		98%		91%		36%		23%		46%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Includes a reimbursement by the investment sub-adviser for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$9.94		$10.05		$9.75		$7.52		$11.13		$11.53
Income from investment operations:
Net investment income	0.31		0.64		0.71		0.72		0.80		0.83
Net realized and unrealized gain (loss)	0.35		0.00	(a)	0.41		2.46		(3.33)		(0.63)
Total from investment operations	0.66		0.64		1.12		3.18		(2.53)		0.20
Less distributions to shareholders:
Net investment income	—		(0.75)		(0.82)		(0.95)		(1.08)		(0.60)
Total distributions to shareholders	—		(0.75)		(0.82)		(0.95)		(1.08)		(0.60)
Net asset value, end of period	$10.60		$9.94		$10.05		$9.75		$7.52		$11.13
Total return	6.64%		6.41%		12.01%		44.30%		(24.96%)		1.70	%(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.03	%(d)	1.05%		1.14%		1.18%		1.14%		1.15%
Net expenses after fees waived or expenses reimbursed(e)	0.70	%(d)	0.66	%(f)	0.66	%(f)	0.66	%(f)	0.66	%(f)	0.66	%(f)
Net investment income	6.11	%(d)	6.36	%(f)	7.15	%(f)	8.25	%(f)	8.11	%(f)	7.21	%(f)
Supplemental data
Net assets, end of period (in thousands)	$133,488		$128,333		$134,306		$132,449		$97,038		$166,724
Portfolio turnover	30%		98%		91%		36%		23%		46%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Includes a reimbursement by the investment sub-adviser for a realized investment loss on disposal of an investment not meeting the Fund's investment restrictions. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — High Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to 0.55% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,194.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

The Distributor has voluntarily agreed to waive 0.19% of the distribution fee for Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.72%
Class 2	0.97

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to May 1, 2012, the Investment Manager voluntarily agreed to reimburse a portion of the Fund's expenses (excluding certain expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Fund's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	0.60%
Class 2	0.85

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $175,250,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,001,000
Unrealized depreciation	(3,264,000)
Net unrealized appreciation	$3,737,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	634,653
2016	8,867,907
2017	20,498,742
Total	30,001,302

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $51,865,407 and $55,423,454, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

During the six months ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 22.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 68.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — High Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Approval of Investment Management Services Agreement

(continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Variable Portfolio — High Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1535 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio —
Marsico 21st Century Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	17

Approval of Investment Management Services and Subadvisory Agreements	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico 21st Century Fund (the fund) Class 1 shares returned 7.90% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the Russell 3000 Index, returned 9.32% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	7.90	-6.21	-3.05	7.28
Class 2*	10/02/06	7.70	-6.52	-3.31	6.98
Russell 3000 Index		9.32	3.84	0.39	5.81

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	7.9
Ross Stores, Inc.	4.8
Biogen Idec, Inc.	4.5
Intuitive Surgical, Inc.	3.6
PNC Financial Services Group, Inc.	3.4
CSX Corp.	3.1
Capital One Financial Corp.	3.1
Accenture PLC, Class A	3.1
priceline.com, Inc.	2.8
Halliburton Co.	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	93.2
Consumer Discretionary	27.0
Consumer Staples	1.4
Energy	7.1
Financials	9.5
Health Care	11.5
Industrials	10.6
Information Technology	22.3
Materials	3.8
Warrants	0.1
Other(a)	6.7

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Brandon Geisler

Semiannual Report 2012
3

Columbia Variable Portfolio — Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds. The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,079.00	1,019.99	5.07	4.92	0.98
Class 2	1,000.00	1,000.00	1,077.00	1,018.80	6.30	6.12	1.22

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 88.2%

Issuer	Shares	Value ($)
Consumer Discretionary 25.6%
Auto Components 0.5%
BorgWarner, Inc.(a)(b)	9,490	622,449
Automobiles 0.8%
Tesla Motors, Inc.(a)(b)	29,937	936,729
Hotels, Restaurants & Leisure 5.6%
Chipotle Mexican Grill, Inc.(a)	4,434	1,684,698
Wynn Resorts Ltd.	25,155	2,609,077
Yum! Brands, Inc.	40,687	2,621,056
Total		6,914,831
Internet & Catalog Retail 4.1%
Amazon.com, Inc.(a)	8,855	2,022,039
priceline.com, Inc.(a)	4,626	3,074,070
Total		5,096,109
Media 2.0%
Viacom, Inc., Class B	53,129	2,498,125
Multiline Retail 1.9%
Dollar Tree, Inc.(a)	44,756	2,407,873
Specialty Retail 8.6%
CarMax, Inc.(a)(b)	25,608	664,271
Limited Brands, Inc.	29,419	1,251,190
O'Reilly Automotive, Inc.(a)	15,470	1,295,922
Ross Stores, Inc.	83,572	5,220,743
Ulta Salon Cosmetics & Fragrance, Inc.	22,807	2,129,718
Total		10,561,844
Textiles, Apparel & Luxury Goods 2.1%
Ralph Lauren Corp.	18,297	2,562,678
Total Consumer Discretionary		31,600,638
Consumer Staples 1.3%
Beverages 1.3%
Monster Beverage Corp.(a)	23,534	1,675,621
Total Consumer Staples		1,675,621
Energy 6.7%
Energy Equipment & Services 4.5%
Halliburton Co.	101,281	2,875,367
National Oilwell Varco, Inc.	40,565	2,614,009
Total		5,489,376

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.2%
Kinder Morgan, Inc.	28,851	929,579
Occidental Petroleum Corp.	21,463	1,840,882
Total		2,770,461
Total Energy		8,259,837
Financials 9.0%
Commercial Banks 6.3%
City National Corp.	57,170	2,777,319
Columbia Banking System, Inc.	67,358	1,267,677
PNC Financial Services Group, Inc.	60,171	3,677,050
Total		7,722,046
Consumer Finance 2.7%
Capital One Financial Corp.	61,643	3,369,406
Total Financials		11,091,452
Health Care 10.9%
Biotechnology 4.7%
Biogen Idec, Inc.(a)	33,766	4,875,135
Seattle Genetics, Inc.(a)(b)	35,130	891,951
Total		5,767,086
Health Care Equipment & Supplies 4.3%
Intuitive Surgical, Inc.(a)	7,163	3,966,798
Varian Medical Systems, Inc.(a)	21,832	1,326,730
Total		5,293,528
Pharmaceuticals 1.9%
Abbott Laboratories	36,531	2,355,154
Total Health Care		13,415,768
Industrials 10.0%
Aerospace & Defense 2.8%
Precision Castparts Corp.	14,914	2,453,204
TransDigm Group, Inc.(a)	7,677	1,031,021
Total		3,484,225
Electrical Equipment 1.0%
Sensata Technologies Holding NV(a)(b)	45,383	1,215,357
Machinery 1.9%
Cummins, Inc.	6,813	660,248
Stanley Black & Decker, Inc.	25,953	1,670,335
Total		2,330,583

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 1.0%
Nielsen Holdings NV(a)	47,532	1,246,289
Road & Rail 2.7%
CSX Corp.	151,770	3,393,577
Trading Companies & Distributors 0.6%
WW Grainger, Inc.	3,875	741,055
Total Industrials		12,411,086
Information Technology 21.1%
Computers & Peripherals 7.3%
Apple, Inc.(a)	14,692	8,580,128
Fusion-io, Inc.(a)(b)	17,884	373,597
Total		8,953,725
Internet Software & Services 4.1%
Bankrate, Inc.(a)	72,901	1,340,649
Facebook, Inc., Class A(a)	30,722	956,069
Google, Inc., Class A(a)	3,377	1,958,897
LinkedIn Corp., Class A(a)	7,538	801,063
Total		5,056,678
IT Services 4.2%
Accenture PLC, Class A	55,584	3,340,042
Mastercard, Inc., Class A	4,396	1,890,764
Total		5,230,806
Software 5.5%
ANSYS, Inc.(a)	32,026	2,021,161
Check Point Software Technologies Ltd.(a)(b)	24,026	1,191,449
Red Hat, Inc.(a)	27,815	1,570,991
VMware, Inc., Class A(a)	22,297	2,029,919
Total		6,813,520
Total Information Technology		26,054,729
Materials 3.6%
Chemicals 3.6%
LyondellBasell Industries NV, Class A	42,130	1,696,575
Monsanto Co.	32,652	2,702,932
Total		4,399,507
Total Materials		4,399,507
Total Common Stocks (Cost: $84,820,366)		108,908,638

Warrants 0.1%

Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc.(a)	44,101	95,258
Total Energy		95,258
Total Warrants (Cost: $81,615)		95,258
Money Market Funds 6.3%
Columbia Short-Term Cash Fund, 0.152%(c)(d)	7,772,266	7,772,266
Total Money Market Funds (Cost: $7,772,266)		7,772,266

Investments of Cash Collateral Received for Securities on Loan 4.8%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value
Repurchase Agreements 4.8%
Citigroup Global Markets, Inc. dated 06/29/12, matures 07/02/12, repurchase price $2,000,035(e)	0.210%	2,000,000	2,000,000
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $3,886,907(e)	0.190%	3,886,845	3,886,845
Total			5,886,845
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,886,845)			5,886,845
Total Investments (Cost: $98,561,092)			122,663,007
Other Assets & Liabilities, Net			774,194
Net Assets			123,437,201

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At June 30, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,155,651	26,634,100	(29,017,485)	—	7,772,266	4,643	7,772,266

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	909,877
Fannie Mae-Aces	70,963
Freddie Mac REMICS	610,099
Government National Mortgage Association	449,061
Total Market Value of Collateral Securities	2,040,000
Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	2,422,854
Freddie Mac Gold Pool	1,541,728
Total Market Value of Collateral Securities	3,964,582

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	31,600,638	—	—	31,600,638
Consumer Staples	1,675,621	—	—	1,675,621
Energy	8,259,837	—	—	8,259,837
Financials	11,091,452	—	—	11,091,452
Health Care	13,415,768	—	—	13,415,768
Industrials	12,411,086	—	—	12,411,086
Information Technology	26,054,729	—	—	26,054,729
Materials	4,399,507	—	—	4,399,507
Warrants
Energy	95,258	—	—	95,258
Total Equity Securities	109,003,896	—	—	109,003,896
Other
Money Market Funds	7,772,266	—	—	7,772,266
Investments of Cash Collateral Received for Securities on Loan	—	5,886,845	—	5,886,845
Total Other	7,772,266	5,886,845	—	13,659,111
Total	116,776,162	5,886,845	—	122,663,007

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $84,901,981)	$109,003,896
Affiliated issuers (identified cost $7,772,266)	7,772,266
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $5,886,845)	5,886,845
Total investments (identified cost $98,561,092)	122,663,007
Receivable for:
Investments sold	6,934,472
Capital shares sold	2,929
Dividends	47,193
Interest	7,710
Reclaims	249
Expense reimbursement due from Investment Manager	370
Total assets	129,655,930
Liabilities
Due upon return of securities on loan	5,886,845
Payable for:
Capital shares purchased	99,376
Investment management fees	72,164
Distribution and service fees	22,911
Transfer agent fees	5,851
Administration fees	22,429
Compensation of board members	59,232
Other expenses	49,921
Total liabilities	6,218,729
Net assets applicable to outstanding capital stock	$123,437,201
Represented by
Paid-in capital	$130,727,733
Excess of distributions over net investment income	(180,171)
Accumulated net realized loss	(31,212,214)
Unrealized appreciation (depreciation) on:
Investments	24,101,915
Foreign currency translations	(62)
Total — representing net assets applicable to outstanding capital stock	$123,437,201
*Value of securities on loan	$5,838,961

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$7,393,513
Shares outstanding	644,804
Net asset value per share	$11.47
Class 2
Net assets	$116,043,688
Shares outstanding	10,243,761
Net asset value per share	$11.33

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$607,814
Dividends from affiliates	4,643
Income from securities lending — net	58,048
Foreign taxes withheld	(4,918)
Total income	665,587
Expenses:
Investment management fees	489,695
Distribution fees
Class 2	155,045
Transfer agent fees
Class 1	2,494
Class 2	37,210
Administration fees	152,203
Compensation of board members	16,500
Custodian fees	2,859
Printing and postage fees	14,483
Professional fees	6,788
Other	7,955
Total expenses	885,232
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(84,706)
Total net expenses	800,526
Net investment loss	(134,939)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,154,962
Foreign currency translations	(534)
Net realized gain	2,154,428
Net change in unrealized appreciation (depreciation) on:
Investments	8,150,212
Foreign currency translations	(6)
Net change in unrealized appreciation	8,150,206
Net realized and unrealized gain	10,304,634
Net increase in net assets resulting from operations	$10,169,695

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment loss	$(134,939)	$(259,828)
Net realized gain	2,154,428	6,110,399
Net change in unrealized appreciation (depreciation)	8,150,206	(23,523,393)
Net increase (decrease) in net assets resulting from operations	10,169,695	(17,672,822)
Increase (decrease) in net assets from share transactions	(14,483,986)	(15,032,008)
Total decrease in net assets	(4,314,291)	(32,704,830)
Net assets at beginning of period	127,751,492	160,456,322
Net assets at end of period	$123,437,201	$127,751,492
Excess of distributions over net investment income	$(180,171)	$(45,232)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	7,384	84,927	70,562	858,996
Redemptions	(164,584)	(1,905,816)	(259,682)	(3,058,703)
Net decrease	(157,200)	(1,820,889)	(189,120)	(2,199,707)
Class 2 shares
Subscriptions	170,437	1,996,701	1,366,186	14,996,409
Redemptions	(1,263,366)	(14,659,798)	(2,434,688)	(27,828,710)
Net decrease	(1,092,929)	(12,663,097)	(1,068,502)	(12,832,301)
Total net decrease	(1,250,129)	(14,483,986)	(1,257,622)	(15,032,008)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010		2009		2008		2007
Per share data:
Net asset value, beginning of period	$10.63		$12.07	$10.28		$8.10		$14.64		$12.96
Income from investment operations:
Net investment income (loss)	0.00	(a)	0.01	(0.03)		0.01		0.02		0.01
Net realized and unrealized gain (loss)	0.84		(1.45)	1.82		2.18		(6.33)		2.47
Total from investment operations	0.84		(1.44)	1.79		2.19		(6.31)		2.48
Less distributions to shareholders:
Net investment income	—		—	—		(0.01)		—		(0.08)
Net realized gains	—		—	—		—		(0.23)		(0.72)
Total distributions to shareholders	—		—	—		(0.01)		(0.23)		(0.80)
Net asset value, end of period	$11.47		$10.63	$12.07		$10.28		$8.10		$14.64
Total return	7.90%		(11.93%)	17.41	%(b)	27.07%		(43.57%)		19.29%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.10	%(d)	1.14%	1.11	%(e)	1.11%		1.11%		1.23%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	0.98	%(d)	1.05%	1.05	%(e)(g)	1.06	%(g)	1.10	%(g)	1.10	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.10	%(d)	1.14%	1.11%		1.11%		1.11%		1.23%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	0.98	%(d)	1.05%	1.05	%(g)	1.06	%(g)	1.10	%(g)	1.10	%(g)
Net investment income (loss)	0.03	%(d)	0.04%	(0.28	%)(g)	0.08	%(g)	0.21	%(g)	0.10	%(g)
Supplemental data
Net assets, end of period (in thousands)	$7,394		$8,527	$11,963		$12,886		$12,887		$30,269
Portfolio turnover	26%		107%	100%		147%		123%		99%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010		2009		2008		2007
Per share data:
Net asset value, beginning of period	$10.52		$11.97	$10.22		$8.06		$14.62		$12.95
Income from investment operations:
Net investment income (loss)	(0.01)		(0.02)	(0.05)		(0.02)		0.00	(a)	0.00	(a)
Net realized and unrealized gain (loss)	0.82		(1.43)	1.80		2.18		(6.33)		2.44
Total from investment operations	0.81		(1.45)	1.75		2.16		(6.33)		2.44
Less distributions to shareholders:
Net investment income	—		—	—		—		—		(0.05)
Net realized gains	—		—	—		—		(0.23)		(0.72)
Total distributions to shareholders	—		—	—		—		(0.23)		(0.77)
Net asset value, end of period	$11.33		$10.52	$11.97		$10.22		$8.06		$14.62
Total return	7.70%		(12.11%)	17.12	%(b)	26.80%		(43.76%)		18.98%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.35	%(d)	1.39%	1.36	%(e)	1.36%		1.36%		1.48%
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.22	%(d)	1.30%	1.30	%(e)(g)	1.31	%(g)	1.35	%(g)	1.35	%(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.35	%(d)	1.39%	1.36%		1.36%		1.36%		1.48%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.22	%(d)	1.30%	1.30	%(g)	1.31	%(g)	1.35	%(g)	1.35	%(g)
Net investment income (loss)	(0.22	%)(d)	(0.19%)	(0.51	%)(g)	(0.18	%)(g)	0.02	%(g)	0.01	%(g)
Supplemental data
Net assets, end of period (in thousands)	$116,044		$119,225	$148,493		$143,658		$118,426		$81,403
Portfolio turnover	26%		107%	100%		147%		123%		99%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement increased total return and net asset value per share by less than 0.01% and $0.01, respectively.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains

Semiannual Report 2012
17

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

(losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income

Semiannual Report 2012
18

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

Prior to April 30, 2012, to the extent that the Fund is not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico, at a rate that increased from 0.00% to 0.10% as the combined daily net assets increased. The annualized effective management fee rate, net of any fee waivers, for the six months ended June 30, 2012 was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,104.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

Semiannual Report 2012
19

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.81%
Class 2	1.06

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	1.05%
Class 2	1.30

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $98,561,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,008,000
Unrealized depreciation	(2,906,000)
Net unrealized appreciation	$24,102,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	32,347,600

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2012
20

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $31,980,192 and $52,821,995, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $5,838,961 were on loan, secured by cash collateral of $5,886,845 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 92.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition,

Semiannual Report 2012
21

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

certain foreign securities may not be as liquid as U.S. securities.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
22

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
23

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. The Board observed that the relatively recent portfolio management changes were intended to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the

Semiannual Report 2012
24

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2012
28

Columbia Variable Portfolio — Marsico 21st Century Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1540 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Marsico Focused Equities Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	17

Approval of Investment Management Services and Subadvisory Agreements	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Focused Equities Fund (the fund) Class 1 shares returned 10.19% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the S&P 500 Index, returned 9.49% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	10.19	3.72	1.39	4.94
Class 2*	10/02/06	10.04	3.40	1.14	4.67
S&P 500 Index		9.49	5.45	0.22	5.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	8.7
Dollar General Corp.	5.0
Wells Fargo & Co.	4.6
Biogen Idec, Inc.	4.5
Mead Johnson Nutrition Co.	4.2
Allergan, Inc.	4.0
Visa, Inc.	3.7
Express Scripts Holding Co.	3.6
Monsanto Co.	3.5
Home Depot, Inc. (The)	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	99.2
Consumer Discretionary	29.9
Consumer Staples	5.4
Energy	5.2
Financials	9.3
Health Care	15.1
Industrials	7.8
Information Technology	23.0
Materials	3.5
Other(a)	0.8

Percentages indicated are based upon total investments The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Thomas F. Marsico

Coralie Witter, CFA

Semiannual Report 2012
3

Columbia Variable Portfolio — Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,101.90	1,020.04	5.07	4.87	0.97
Class 2	1,000.00	1,000.00	1,100.40	1,018.85	6.32	6.07	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.5%

Issuer	Shares	Value ($)
Consumer Discretionary 28.2%
Automobiles 1.2%
Tesla Motors, Inc.(a)	26,131	817,639
Hotels, Restaurants & Leisure 10.2%
Chipotle Mexican Grill, Inc.(a)	3,971	1,508,782
McDonald's Corp.	21,047	1,863,291
Starbucks Corp.	38,145	2,033,891
Wynn Resorts Ltd.	14,387	1,492,220
Total		6,898,184
Internet & Catalog Retail 3.1%
priceline.com, Inc.(a)	3,123	2,075,296
Multiline Retail 4.7%
Dollar General Corp.(a)	58,178	3,164,302
Specialty Retail 6.2%
Home Depot, Inc. (The)	42,160	2,234,058
TJX Companies, Inc.	44,901	1,927,600
Total		4,161,658
Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B	21,642	1,899,735
Total Consumer Discretionary		19,016,814
Consumer Staples 5.1%
Beverages 1.1%
Anheuser-Busch InBev NV ADR	9,537	759,622
Food Products 4.0%
Mead Johnson Nutrition Co.	33,267	2,678,326
Total Consumer Staples		3,437,948
Energy 4.9%
Energy Equipment & Services 0.3%
Halliburton Co.	7,936	225,303
Oil, Gas & Consumable Fuels 4.6%
Kinder Morgan, Inc.	62,127	2,001,732
Occidental Petroleum Corp.	12,946	1,110,378
Total		3,112,110
Total Energy		3,337,413
Financials 8.7%
Commercial Banks 7.0%
U.S. Bancorp	56,919	1,830,515
Wells Fargo & Co.	86,608	2,896,172
Total		4,726,687

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 1.7%
American Express Co.	20,091	1,169,497
Total Financials		5,896,184
Health Care 14.3%
Biotechnology 4.3%
Biogen Idec, Inc.(a)	19,812	2,860,456
Health Care Providers & Services 3.3%
Express Scripts Holding Co.(a)	40,212	2,245,036
Pharmaceuticals 6.7%
Abbott Laboratories	3,285	211,784
Allergan, Inc.	27,301	2,527,254
Bristol-Myers Squibb Co.	49,239	1,770,142
Total		4,509,180
Total Health Care		9,614,672
Industrials 7.3%
Aerospace & Defense 2.4%
Precision Castparts Corp.	9,990	1,643,255
Machinery 2.1%
Cummins, Inc.	14,854	1,439,501
Road & Rail 2.8%
Union Pacific Corp.	15,665	1,868,991
Total Industrials		4,951,747
Information Technology 21.7%
Communications Equipment 2.8%
QUALCOMM, Inc.	33,342	1,856,483
Computers & Peripherals 8.1%
Apple, Inc.(a)	9,366	5,469,744
Internet Software & Services 3.4%
Baidu, Inc., ADR(a)	15,441	1,775,406
Facebook, Inc., Class A(a)	16,722	520,389
Total		2,295,795
IT Services 5.6%
Accenture PLC, Class A	23,884	1,435,189
Visa, Inc., Class A	18,922	2,339,327
Total		3,774,516
Software 1.8%
VMware, Inc., Class A(a)	13,257	1,206,917
Total Information Technology		14,603,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 3.3%
Monsanto Co.	27,041	2,238,454
Total Materials		2,238,454
Total Common Stocks (Cost: $47,159,808)		63,096,687

Money Market Funds 0.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(b)(c)	513,836	513,836
Total Money Market Funds (Cost: $513,836)		513,836
Total Investments (Cost: $47,673,644)		63,610,523
Other Assets & Liabilities, Net		3,843,623
Net Assets		67,454,146

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,041,473	15,731,002	(16,258,639)	—	513,836	983	513,836

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,016,814	—	—	19,016,814
Consumer Staples	3,437,948	—	—	3,437,948
Energy	3,337,413	—	—	3,337,413
Financials	5,896,184	—	—	5,896,184
Health Care	9,614,672	—	—	9,614,672
Industrials	4,951,747	—	—	4,951,747
Information Technology	14,603,455	—	—	14,603,455
Materials	2,238,454	—	—	2,238,454
Total Equity Securities	63,096,687	—	—	63,096,687
Other
Money Market Funds	513,836	—	—	513,836
Total Other	513,836	—	—	513,836
Total	63,610,523	—	—	63,610,523

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $47,159,808)	$63,096,687
Affiliated issuers (identified cost $513,836)	513,836
Total investments (identified cost $47,673,644)	63,610,523
Foreign currency (identified cost $1)	1
Receivable for:
Investments sold	4,776,234
Dividends	54,579
Total assets	68,441,337
Liabilities
Payable for:
Investments purchased	794,395
Capital shares purchased	28,040
Investment management fees	39,235
Distribution fees	2
Transfer agent fees	3,181
Administration fees	12,195
Compensation of board members	58,321
Expense reimbursement due to Investment Manager	6,311
Other expenses	45,511
Total liabilities	987,191
Net assets applicable to outstanding capital stock	$67,454,146
Represented by
Paid-in capital	$41,286,796
Undistributed net investment income	295,116
Accumulated net realized gain	9,935,355
Unrealized appreciation (depreciation) on:
Investments	15,936,879
Foreign currency translations	—	(a)
Total — representing net assets applicable to outstanding capital stock	$67,454,146

(a) Rounds to less than $1.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$67,442,952
Shares outstanding	3,714,775
Net asset value per share	$18.16
Class 2
Net assets	$11,194
Shares outstanding	619
Net asset value per share	$18.08

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$445,495
Dividends from affiliates	983
Total income	446,478
Expenses:
Investment management fees	263,644
Distribution fees
Class 2	14
Transfer agent fees
Class 1	21,373
Class 2	3
Administration fees	81,944
Compensation of board members	15,792
Custodian fees	2,516
Printing and postage fees	14,240
Professional fees	8,609
Other	7,098
Total expenses	415,233
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,029)
Total net expenses	345,204
Net investment income	101,274
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,513,382
Foreign currency translations	(1,987)
Net realized gain	3,511,395
Net change in unrealized appreciation (depreciation) on:
Investments	3,399,691
Foreign currency translations	— (a)
Net change in unrealized appreciation	3,399,691
Net realized and unrealized gain	6,911,086
Net increase in net assets resulting from operations	$7,012,360

(a) Rounds to less than $1.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$101,274	$216,899
Net realized gain	3,511,395	11,323,142
Net change in unrealized appreciation (depreciation)	3,399,691	(13,297,329)
Net increase (decrease) in net assets resulting from operations	7,012,360	(1,757,288)
Distributions to shareholders
Net investment income
Class 1	—	(336,970)
Class 2	—	(22)
Total distributions to shareholders	—	(336,992)
Increase (decrease) in net assets from share transactions	(7,905,647)	(19,484,140)
Total decrease in net assets	(893,287)	(21,578,420)
Net assets at beginning of period	68,347,433	89,925,853
Net assets at end of period	$67,454,146	$68,347,433
Undistributed net investment income	$295,116	$193,842

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	51,817	957,114	94,860	1,580,536
Distributions reinvested	—	—	18,741	336,970
Redemptions	(484,022)	(8,862,761)	(1,260,122)	(21,401,668)
Net decrease	(432,205)	(7,905,647)	(1,146,521)	(19,484,162)
Class 2 shares
Distributions reinvested	—	—	1	22
Net increase	—	—	1	22
Total net decrease	(432,205)	(7,905,647)	(1,146,520)	(19,484,140)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$16.48		$16.99		$14.38		$11.25		$22.87		$20.16
Income from investment operations:
Net investment income (loss)	0.03		0.05		0.06		0.05		0.07		(0.03)
Net realized and unrealized gain (loss)	1.65		(0.49)		2.62		3.16		(8.58)		2.76
Total from investment operations	1.68		(0.44)		2.68		3.21		(8.51)		2.73
Less distributions to shareholders:
Net investment income	—		(0.07)		(0.07)		(0.08)		(0.02)		(0.02)
Net realized gains	—		—		—		—		(3.09)		—
Total distributions to shareholders	—		(0.07)		(0.07)		(0.08)		(3.11)		(0.02)
Net asset value, end of period	$18.16		$16.48		$16.99		$14.38		$11.25		$22.87
Total return	10.19%		(2.61%)		18.72%		28.67%		(41.30%)		13.57%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.16	%(b)	1.21%		1.18%		1.18%		1.10%		1.06%
Net expenses after fees waived or expenses reimbursed(c)	0.97	%(b)	1.05	%(d)	1.05	%(d)	1.10	%(d)	1.09	%(d)	1.06	%(d)
Net investment income (loss)	0.28	%(b)	0.27	%(d)	0.39	%(d)	0.44	%(d)	0.41	%(d)	(0.16	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$67,443		$68,337		$89,915		$95,015		$92,121		$199,209
Portfolio turnover	27%		90%		78%		72%		78%		62%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$16.43		$16.94		$14.34		$11.20		$22.83		$20.15
Income from investment operations:
Net investment income (loss)	0.00	(a)	0.01		0.02		0.02		0.03		(0.08)
Net realized and unrealized gain (loss)	1.65		(0.48)		2.62		3.16		(8.57)		2.76
Total from investment operations	1.65		(0.47)		2.64		3.18		(8.54)		2.68
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.04)		(0.04)		—		—
Net realized gains	—		—		—		—		(3.09)		—
Total distributions to shareholders	—		(0.04)		(0.04)		(0.04)		(3.09)		—
Net asset value, end of period	$18.08		$16.43		$16.94		$14.34		$11.20		$22.83
Total return	10.04%		(2.82%)		18.44%		28.42%		(41.49%)		13.30%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.41	%(c)	1.45%		1.43%		1.43%		1.35%		1.31%
Net expenses after fees waived or expenses reimbursed(d)	1.21	%(c)	1.29	%(e)	1.30	%(e)	1.35	%(e)	1.34	%(e)	1.31	%(e)
Net investment income (loss)	0.04	%(c)	0.06	%(e)	0.17	%(e)	0.19	%(e)	0.15	%(e)	(0.39	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$11		$10		$10		$9		$7		$12
Portfolio turnover	27%		90%		78%		72%		78%		62%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2012
17

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2012
18

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

Prior to April 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico, at a rate that increased from 0.00% to 0.10% as the combined daily net assets increased.

The annualized effective management fee rate, net of any fee waivers, for the six months ended June 30, 2012 was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $987.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets

Semiannual Report 2012
19

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	0.79%
Class 2	1.04

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	1.05%
Class 2	1.30

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $47,674,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,885,000
Unrealized depreciation	(948,000)
Net unrealized appreciation	$15,937,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $18,581,055 and $30,460,885, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the

Semiannual Report 2012
20

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

During the six months ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 92.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

Semiannual Report 2012
21

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
22

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
23

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
24

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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28

Columbia Variable Portfolio — Marsico Focused Equities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1545 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Marsico Growth Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	17

Approval of Investment Management Services and Subadvisory Agreements	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Growth Fund (the fund) Class 1 shares returned 8.53% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the S&P 500 Index, returned 9.49% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	8.53	0.20	1.57	4.98
Class 2*	10/02/06	8.38	-0.04	1.33	4.72
S&P 500 Index		9.49	5.45	0.22	5.33

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	8.8
TJX Companies, Inc.	5.5
Biogen Idec, Inc.	3.8
priceline.com, Inc.	3.3
Baidu, Inc., ADR	3.1
Starbucks Corp.	3.1
Express Scripts Holding Co.	3.1
Starwood Hotels & Resorts Worldwide, Inc.	3.1
Wells Fargo & Co.	2.9
Home Depot, Inc. (The)	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	94.4
Consumer Discretionary	35.6
Consumer Staples	5.0
Energy	4.7
Financials	5.8
Health Care	10.0
Industrials	6.9
Information Technology	22.3
Materials	4.1
Other(a)	5.6

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Thomas F. Marsico

Coralie Witter, CFA

Semiannual Report 2012
3

Columbia Variable Portfolio — Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,085.30	1,020.54	4.51	4.37	0.87
Class 2	1,000.00	1,000.00	1,083.80	1,019.29	5.80	5.62	1.12

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 91.6%

Issuer	Shares	Value ($)
Consumer Discretionary 34.8%
Hotels, Restaurants & Leisure 12.7%
McDonald's Corp.	78,449	6,945,090
Starbucks Corp.	158,797	8,467,056
Starwood Hotels & Resorts Worldwide, Inc.	157,412	8,349,132
Wynn Resorts Ltd.	62,756	6,509,052
Yum! Brands, Inc.	111,956	7,212,206
Total		37,482,536
Internet & Catalog Retail 4.5%
Amazon.com, Inc.(a)	17,991	4,108,245
priceline.com, Inc.(a)	13,620	9,050,762
Total		13,159,007
Multiline Retail 1.0%
Dollar General Corp.(a)	26,885	1,462,275
Dollar Tree, Inc.(a)	29,472	1,585,594
Total		3,047,869
Specialty Retail 11.6%
AutoZone, Inc.(a)	8,327	3,057,425
Home Depot, Inc. (The)	142,281	7,539,470
Limited Brands, Inc.	100,920	4,292,128
O'Reilly Automotive, Inc.(a)(b)	53,177	4,454,637
TJX Companies, Inc.	347,242	14,907,099
Total		34,250,759
Textiles, Apparel & Luxury Goods 5.0%
Cie Financiere Richemont SA, ADR	289,445	1,565,898
Coach, Inc.	49,590	2,900,023
lululemon athletica, Inc.(a)	48,483	2,891,041
Nike, Inc., Class B	83,151	7,298,995
Total		14,655,957
Total Consumer Discretionary		102,596,128
Consumer Staples 4.9%
Beverages 1.1%
Anheuser-Busch InBev NV ADR	41,994	3,344,822
Food & Staples Retailing 0.5%
Wal-Mart Stores, Inc.	21,525	1,500,723
Food Products 2.2%
Mead Johnson Nutrition Co.	80,093	6,448,287

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	59,260	3,207,151
Total Consumer Staples		14,500,983
Energy 4.6%
Energy Equipment & Services 2.9%
Halliburton Co.	120,963	3,434,140
National Oilwell Varco, Inc.	79,236	5,105,968
Total		8,540,108
Oil, Gas & Consumable Fuels 1.7%
Occidental Petroleum Corp.	59,242	5,081,186
Total Energy		13,621,294
Financials 5.1%
Commercial Banks 5.1%
U.S. Bancorp	219,095	7,046,095
Wells Fargo & Co.	234,168	7,830,578
Total		14,876,673
Total Financials		14,876,673
Health Care 9.8%
Biotechnology 3.5%
Biogen Idec, Inc.(a)	70,910	10,237,986
Health Care Providers & Services 2.8%
Express Scripts Holding Co.(a)	150,531	8,404,146
Pharmaceuticals 3.5%
Abbott Laboratories	14,329	923,790
Allergan, Inc.	48,742	4,512,047
Bristol-Myers Squibb Co.	134,783	4,845,449
Total		10,281,286
Total Health Care		28,923,418
Industrials 6.7%
Aerospace & Defense 1.8%
Precision Castparts Corp.	32,493	5,344,774
Industrial Conglomerates 0.5%
Danaher Corp.	29,141	1,517,663
Machinery 1.1%
Cummins, Inc.	32,527	3,152,192

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 2.1%
Union Pacific Corp.	51,098	6,096,502
Trading Companies & Distributors 1.2%
WW Grainger, Inc.	19,509	3,730,901
Total Industrials		19,842,032
Information Technology 21.7%
Communications Equipment 1.9%
QUALCOMM, Inc.	100,405	5,590,551
Computers & Peripherals 8.7%
Apple, Inc.(a)	41,012	23,951,008
EMC Corp.(a)	74,667	1,913,715
Total		25,864,723
Internet Software & Services 4.6%
Baidu, Inc., ADR(a)	74,258	8,538,185
Facebook, Inc., Class A(a)(b)	73,672	2,292,672
LinkedIn Corp., Class A(a)	25,158	2,673,541
Total		13,504,398
IT Services 4.5%
Accenture PLC, Class A	110,641	6,648,418
Visa, Inc., Class A	52,812	6,529,147
Total		13,177,565
Software 2.0%
Check Point Software Technologies Ltd.(a)	83,017	4,116,813
VMware, Inc., Class A(a)	20,879	1,900,824
Total		6,017,637
Total Information Technology		64,154,874
Materials 4.0%
Chemicals 4.0%
Monsanto Co.	86,624	7,170,735
Praxair, Inc.	41,755	4,540,021
Total		11,710,756
Total Materials		11,710,756
Total Common Stocks (Cost: $193,853,291)		270,226,158

Preferred Stocks 0.6%

Issuer	Shares	Value ($)
Financials 0.6%
Commercial Banks 0.6%
Wells Fargo & Co., 8.000%	61,875	1,868,625
Total Financials		1,868,625
Total Preferred Stocks (Cost: $1,642,744)		1,868,625

Money Market Funds 5.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	16,146,981	16,146,981
Total Money Market Funds (Cost: $16,146,981)		16,146,981

Investments of Cash Collateral Received for Securities on Loan 1.6%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 1.6%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $1,000,021(e)	0.250%	1,000,000	1,000,000
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $1,000,023(e)	0.270%	1,000,000	1,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $2,839,077(e)	0.190%	2,839,032	2,839,032
Total			4,839,032
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,839,032)			4,839,032
Total Investments (Cost: $216,482,048)			293,080,796
Other Assets & Liabilities, Net			2,028,106
Net Assets			295,108,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At June 30, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short- Term Cash Fund	6,059,179	56,321,996	(46,234,194)	—	16,146,981	2,733	16,146,981

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	152,502
Fannie Mae REMICS	263,833
Federal Home Loan Banks	34,596
Federal National Mortgage Association	34,588
Freddie Mac Gold Pool	88,524
Freddie Mac Non Gold Pool	32,839
Freddie Mac REMICS	156,811
Government National Mortgage Association	185,676
United States Treasury Note/Bond	70,652
Total Market Value of Collateral Securities	1,020,021
Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	83,830
Fannie Mae REMICS	151,754
Fannie Mae-Aces	9,883
Freddie Mac Reference REMIC	3,052
Freddie Mac REMICS	370,869
Government National Mortgage Association	400,612
Total Market Value of Collateral Securities	1,020,000
Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	1,769,703
Freddie Mac Gold Pool	1,126,110
Total Market Value of Collateral Securities	2,895,813

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Abbreviation Legend

ADR  American Depositary Receipt

REMIC(S)  Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	102,596,128	—	—	102,596,128
Consumer Staples	14,500,983	—	—	14,500,983
Energy	13,621,294	—	—	13,621,294
Financials	14,876,673	—	—	14,876,673
Health Care	28,923,418	—	—	28,923,418
Industrials	19,842,032	—	—	19,842,032
Information Technology	64,154,874	—	—	64,154,874
Materials	11,710,756	—	—	11,710,756
Preferred Stocks
Financials	1,868,625	—	—	1,868,625
Total Equity Securities	272,094,783	—	—	272,094,783
Other
Money Market Funds	16,146,981	—	—	16,146,981
Investments of Cash Collateral Received for Securities on Loan	—	4,839,032	—	4,839,032
Total Other	16,146,981	4,839,032	—	20,986,013
Total	288,241,764	4,839,032	—	293,080,796

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $195,496,035)	$272,094,783
Affiliated issuers (identified cost $16,146,981)	16,146,981
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $4,839,032)	4,839,032
Total investments (identified cost $216,482,048)	293,080,796
Receivable for:
Investments sold	9,396,165
Capital shares sold	38,128
Dividends	226,582
Interest	7,559
Expense reimbursement due from Investment Manager	34,497
Total assets	302,783,727
Liabilities
Due upon return of securities on loan	4,839,032
Payable for:
Investments purchased	2,150,097
Capital shares purchased	309,891
Investment management fees	172,544
Distribution fees	6,586
Transfer agent fees	13,990
Administration fees	53,629
Compensation of board members	77,262
Other expenses	51,794
Total liabilities	7,674,825
Net assets applicable to outstanding capital stock	$295,108,902
Represented by
Paid-in capital	$260,621,493
Undistributed net investment income	681,160
Accumulated net realized loss	(42,792,499)
Unrealized appreciation (depreciation) on:
Investments	76,598,748
Total — representing net assets applicable to outstanding capital stock	$295,108,902

*Value of securities on loan  $4,800,063

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$261,480,629
Shares outstanding	12,094,560
Net asset value per share	$21.62
Class 2
Net assets	$33,628,273
Shares outstanding	1,557,869
Net asset value per share	$21.59

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$1,885,039
Dividends from affiliates	2,733
Income from securities lending — net	40,095
Foreign taxes withheld	(20,773)
Total income	1,907,094
Expenses:
Investment management fees	1,163,900
Distribution fees
Class 2	42,871
Transfer agent fees
Class 1	84,079
Class 2	10,289
Administration fees	361,755
Compensation of board members	22,142
Custodian fees	5,405
Printing and postage fees	25,455
Professional fees	9,980
Other	12,288
Total expenses	1,738,164
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(322,594)
Total net expenses	1,415,570
Net investment income	491,524
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,090,334
Foreign currency translations	(1,218)
Net realized gain	15,089,116
Net change in unrealized appreciation (depreciation) on:
Investments	10,933,884
Forward foreign currency exchange contracts	(85)
Net change in unrealized appreciation	10,933,799
Net realized and unrealized gain	26,022,915
Net increase in net assets resulting from operations	$26,514,439

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$491,524	$1,151,367
Net realized gain	15,089,116	48,475,959
Net change in unrealized appreciation (depreciation)	10,933,799	(57,758,256)
Net increase (decrease) in net assets resulting from operations	26,514,439	(8,130,930)
Distributions to shareholders
Net investment income
Class 1	—	(930,709)
Class 2	—	(30,114)
Total distributions to shareholders	—	(960,823)
Increase (decrease) in net assets from share transactions	(34,644,181)	(63,288,885)
Total decrease in net assets	(8,129,742)	(72,380,638)
Net assets at beginning of period	303,238,644	375,619,282
Net assets at end of period	$295,108,902	$303,238,644
Undistributed net investment income	$681,160	$189,636

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	60,613	1,355,844	250,265	5,111,654
Distributions reinvested	—	—	46,489	930,709
Redemptions	(1,596,815)	(35,260,432)	(3,482,651)	(71,546,217)
Net decrease	(1,536,202)	(33,904,588)	(3,185,897)	(65,503,854)
Class 2 shares
Subscriptions	154,042	3,417,456	318,893	6,545,590
Distributions reinvested	—	—	1,505	30,114
Redemptions	(185,976)	(4,157,049)	(214,300)	(4,360,735)
Net increase (decrease)	(31,934)	(739,593)	106,098	2,214,969
Total net decrease	(1,568,136)	(34,644,181)	(3,079,799)	(63,288,885)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$19.92		$20.53		$16.91		$13.45		$22.28		$18.98
Income from investment operations:
Net investment income	0.04		0.07		0.01		0.08		0.09		0.11
Net realized and unrealized gain (loss)	1.66		(0.61)		3.63	(a)	3.49		(8.86)		3.21
Total from investment operations	1.70		(0.54)		3.64		3.57		(8.77)		3.32
Less distributions to shareholders:
Net investment income	—		(0.07)		(0.02)		(0.11)		(0.06)		(0.02)
Total distributions to shareholders	—		(0.07)		(0.02)		(0.11)		(0.06)		(0.02)
Net asset value, end of period	$21.62		$19.92		$20.53		$16.91		$13.45		$22.28
Total return	8.53%		(2.64%)		21.55%		26.66%		(39.45%)		17.48%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.08	%(c)	1.10	%(d)	0.96	%(d)	0.93%		0.96%		0.99%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.87	%(c)	0.96	%(d)(f)	0.96	%(d)(f)(g)	0.93	%(f)	0.95	%(f)	0.99	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.08	%(c)	1.10%		0.96%		0.93%		0.96%		0.99%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.87	%(c)	0.96	%(f)	0.96	%(f)	0.93	%(f)	0.95	%(f)	0.99	%(f)
Net investment income	0.34	%(c)	0.35	%(f)	0.06	%(f)	0.52	%(f)	0.50	%(f)	0.51	%(f)
Supplemental data
Net assets, end of period (in thousands)	$261,481		$271,574		$345,175		$2,188,367		$1,260,278		$1,333,860
Portfolio turnover	22%		68%		88%		62%		70%		53%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$19.92		$20.52		$16.93		$13.43		$22.24		$18.98
Income from investment operations:
Net investment income (loss)	0.01		0.03		(0.03)		0.04		0.05		0.08
Net realized and unrealized gain (loss)	1.66		(0.61)		3.63	(a)	3.49		(8.85)		3.18
Total from investment operations	1.67		(0.58)		3.60		3.53		(8.80)		3.26
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.01)		(0.03)		(0.01)		—
Total distributions to shareholders	—		(0.02)		(0.01)		(0.03)		(0.01)		—
Net asset value, end of period	$21.59		$19.92		$20.52		$16.93		$13.43		$22.24
Total return	8.38%		(2.83%)		21.26%		26.32%		(39.59%)		17.18%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.33	%(c)	1.35	%(d)	1.21	%(d)	1.18%		1.21%		1.24%
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.12	%(c)	1.20	%(d)(f)	1.21	%(d)(f)(g)	1.18	%(f)	1.20	%(f)	1.24	%(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.33	%(c)	1.35%		1.21%		1.18%		1.21%		1.24%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.12	%(c)	1.20	%(f)	1.21	%(f)	1.18	%(f)	1.20	%(f)	1.24	%(f)
Net investment income (loss)	0.09	%(c)	0.14	%(f)	(0.16	%)(f)	0.27	%(f)	0.26	%(f)	0.39	%(f)
Supplemental data
Net assets, end of period (in thousands)	$33,628		$31,665		$30,444		$24,380		$11,726		$8,043
Portfolio turnover	22%		68%		88%		62%		70%		53%

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2012
17

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Semiannual Report 2012
18

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.74% to 0.55% as the Fund's net assets increase.

Prior to April 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico, at a rate that increased from 0.00% to 0.10% as the combined daily net assets increased.

The annualized effective management fee rate, net of any fee waivers, for the six months ended June 30, 2012 was 0.74% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.23% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,451.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012
19

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.79%
Class 2	1.04

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.91%
Class 2	1.16

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $216,482,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$80,998,000
Unrealized depreciation	(4,399,000)
Net unrealized appreciation	$76,599,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	53,000,310

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $67,450,332 and $124,766,388, respectively, for the six months ended June 30, 2012.

Semiannual Report 2012
20

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $4,800,063 were on loan, secured by cash collateral of $4,839,032 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 21.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 61.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report 2012
21

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
22

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
23

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). Although the Fund's expense ratio was higher than the peer universe's median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and the other Funds. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other

Semiannual Report 2012
24

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2012
28

Columbia Variable Portfolio — Marsico Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1550 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Marsico International
Opportunities Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	5

Portfolio of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	17

Approval of Investment Management Services and Subadvisory Agreements	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico International Opportunities Fund (the fund) Class 2 shares returned 4.21% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index (Net), returned 2.96% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 2	03/27/98	4.21	-12.27	-4.64	5.92
MSCI EAFE Index (Net)		2.96	-13.83	-6.10	5.14

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Honda Motor Co., Ltd.	2.9
Nestlé SA, Registered Shares	2.9
Roche Holding AG, Genusschein Shares	2.9
Anheuser-Busch InBev NV	2.8
Baidu, Inc., ADR	2.8
Millicom International Cellular SA, SDR	2.8
Samsung Electronics Co., Ltd.	2.7
Standard Chartered PLC	2.7
LyondellBasell Industries NV, Class A	2.6
British Sky Broadcasting Group PLC	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2012)
Argentina	1.6
Belgium	2.7
Brazil	1.4
Canada	3.3
China	6.7
Denmark	2.2
France	3.8
Germany	5.6
Hong Kong	3.3
Ireland	2.0
Israel	2.0
Japan	12.1
Mexico	1.1
Netherlands	7.7
South Korea	2.6
Spain	1.6
Sweden	3.4
Switzerland	9.2
Taiwan	2.0
United Kingdom	16.8
United States	3.9
Other(a)	5.0

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

James G. Gendelman

Munish Malhotra, CFA

Semiannual Report 2012
3

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2012)
Aerospace & Defense	1.2
Automobiles	4.5
Beverages	4.2
Capital Markets	2.2
Chemicals	2.4
Commercial Banks	2.6
Diversified Telecommunication Services	3.6
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	1.1
Food & Staples Retailing	1.1
Food Products	2.7
Health Care Equipment & Supplies	0.8
Hotels, Restaurants & Leisure	4.9
Insurance	1.5
Internet & Catalog Retail	2.0
Internet Software & Services	5.3
IT Services	1.9
Machinery	2.0
Media	5.1
Metals & Mining	1.1
Multiline Retail	1.0
Office Electronics	2.0
Oil, Gas & Consumable Fuels	3.6
Pharmaceuticals	8.9
Real Estate Investment Trusts (REITs)	1.1
Real Estate Management & Development	4.4
Road & Rail	1.9
Semiconductors & Semiconductor Equipment	7.8
Software	2.0
Specialty Retail	2.4
Textiles, Apparel & Luxury Goods	3.2
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	2.6
Other(a)	7.6

Percentages indicated are based upon total net assets. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds and Investments of Cash Collateral Received for Securities on Loan.

Semiannual Report 2012
4

Columbia Variable Portfolio — Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds. The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,042.10	1,018.00	7.01	6.92	1.38

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
5

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.1%

Issuer	Shares	Value ($)
Argentina 1.6%
MercadoLibre, Inc.	30,460	2,308,868
Belgium 2.7%
Anheuser-Busch InBev NV	50,209	3,958,539
Brazil 1.4%
BR Malls Participacoes SA	186,500	2,112,460
Canada 3.3%
Canadian National Railway Co.	33,641	2,838,628
IMAX Corp.(a)(b)	42,784	1,028,099
Pacific Rubiales Energy Corp.	48,069	1,017,943
Total		4,884,670
China 6.6%
Baidu, Inc., ADR(b)	33,908	3,898,742
Belle International Holdings Ltd.	700,000	1,199,212
China Unicom Hong Kong Ltd.	2,574,000	3,236,755
CNOOC Ltd.	735,200	1,482,251
Total		9,816,960
Denmark 2.2%
Novo Nordisk A/S, Class B	22,206	3,220,689
France 3.7%
Pernod-Ricard SA	21,840	2,335,397
Schneider Electric SA	27,784	1,544,337
Unibail-Rodamco SE	8,849	1,630,075
Total		5,509,809
Germany 5.5%
Adidas AG(a)	35,366	2,534,961
Bayerische Motoren Werke AG	36,062	2,609,730
Kabel Deutschland Holding AG(b)	49,213	3,066,944
Total		8,211,635
Hong Kong 3.3%
AIA Group Ltd.	644,600	2,226,487
Hang Lung Properties Ltd.	772,000	2,640,718
Total		4,867,205
Ireland 1.9%
Accenture PLC, Class A	48,027	2,885,942

Common Stocks (continued)

Issuer	Shares	Value ($)
Israel 2.0%
Check Point Software Technologies Ltd.(a)(b)	58,832	2,917,479
Japan 12.0%
Canon, Inc.	72,700	2,901,495
FANUC CORP.	18,200	2,991,737
Honda Motor Co., Ltd.	117,200	4,089,758
Hoya Corp.	72,000	1,586,161
Marubeni Corp.	235,000	1,565,782
Rakuten, Inc.	285,900	2,955,826
Sumitomo Realty & Development Co., Ltd.	70,000	1,721,747
Total		17,812,506
Mexico 1.0%
Wal-Mart de Mexico SAB de CV, Class V	584,200	1,563,011
Netherlands 7.7%
ASML Holding NV	50,512	2,594,098
LyondellBasell Industries NV, Class A	89,366	3,598,769
Sensata Technologies Holding NV(a)(b)	53,932	1,444,299
Yandex NV, Class A(a)(b)	87,206	1,661,274
Ziggo NV(b)	65,275	2,080,418
Total		11,378,858
South Korea 2.6%
Samsung Electronics Co., Ltd.	3,622	3,835,653
Spain 1.6%
Inditex SA	22,447	2,320,238
Sweden 3.3%
Elekta AB, Class B	24,537	1,121,236
Millicom International Cellular SA, SDR	40,839	3,854,220
Total		4,975,456
Switzerland 9.2%
Julius Baer Group Ltd.(b)	90,273	3,273,000
Nestlé SA, Registered Shares	68,021	4,059,349
Roche Holding AG, Genusschein Shares	23,251	4,016,215
Swatch Group AG (The)	5,651	2,233,509
Total		13,582,073

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Taiwan 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)	215,451	3,007,696
United Kingdom 16.6%
ARM Holdings PLC	273,335	2,165,529
British Sky Broadcasting Group PLC	318,579	3,473,117
Intercontinental Hotels Group PLC	62,943	1,515,322
Next PLC	30,452	1,529,061
Rolls-Royce Holdings PLC(b)	125,342	1,689,329
Shire PLC	112,924	3,248,814
Standard Chartered PLC	176,293	3,829,612
Tullow Oil PLC	125,744	2,906,269
Whitbread PLC	85,487	2,718,068
Xstrata PLC	124,865	1,569,979
Total		24,645,100
United States 3.9%
Perrigo Co.	23,160	2,731,259
Wynn Resorts Ltd.	28,848	2,992,114
Total		5,723,373
Total Common Stocks (Cost: $126,339,842)		139,538,220

Preferred Stocks —%

United Kingdom —%
Rolls-Royce Holdings PLC(b)	13,286,252	20,808
Total Preferred Stocks (Cost: $13,890)		20,808

Money Market Funds 5.0%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	7,356,520	7,356,520
Total Money Market Funds (Cost: $7,356,520)		7,356,520

Investments of Cash Collateral Received for Securities on Loan 2.7%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 2.7%
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $3,933,607(e)	0.190%	3,933,545	3,933,545
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,933,545)			3,933,545
Total Investments (Cost: $137,643,797)			150,849,093
Other Assets & Liabilities, Net			(2,644,906)
Net Assets			148,204,187

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At June 30, 2012, security was partially or fully on loan.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short- Term Cash Fund	5,648,939	31,917,361	(30,209,780)	—	7,356,520	3,400	7,356,520

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	2,451,964
Freddie Mac Gold Pool	1,560,252
Total market value of collateral securities	4,012,216

Abbreviation Legend

ADR  American Depositary Receipt

SDR  Swedish Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,020,213	30,245,746	—	34,265,959
Consumer Staples	1,563,011	10,353,285	—	11,916,296
Energy	1,017,943	4,388,520	—	5,406,463
Financials	2,112,460	15,321,639	—	17,434,099
Health Care	2,731,259	11,606,954	—	14,338,213
Industrials	4,282,927	7,791,185	—	12,074,112
Information Technology	16,680,001	13,082,936	—	29,762,937
Materials	3,598,769	1,569,979	—	5,168,748
Telecommunication Services	—	9,171,393	—	9,171,393
Preferred Stocks
Industrials	—	20,808	—	20,808
Total Equity Securities	36,006,583	103,552,445	—	139,559,028
Other
Money Market Funds	7,356,520	—	—	7,356,520
Investments of Cash Collateral Received for Securities on Loan	—	3,933,545	—	3,933,545
Total Other	7,356,520	3,933,545	—	11,290,065
Total	43,363,103	107,485,990	—	150,849,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Preferred Stocks ($)
Balance as of December 31, 2011	27,245
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(27,245)
Balance as of June 30, 2012	—

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end, June 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $126,353,732)	$139,559,028
Affiliated issuers (identified cost $7,356,520)	7,356,520
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $3,933,545)	3,933,545
Total investments (identified cost $137,643,797)	150,849,093
Foreign currency (identified cost $14)	14
Receivable for:
Investments sold	2,555,059
Capital shares sold	43,239
Dividends	133,383
Interest	1,331
Reclaims	123,480
Total assets	153,705,599
Liabilities
Disbursements in excess of cash	335
Due upon return of securities on loan	3,933,545
Payable for:
Investments purchased	1,212,259
Capital shares purchased	66,058
Investment management fees	91,121
Distribution and service fees	28,475
Transfer agent fees	6,834
Administration fees	25,058
Compensation of board members	59,683
Expense reimbursement due to Investment Manager	3,100
Other expenses	74,944
Total liabilities	5,501,412
Net assets applicable to outstanding capital stock	$148,204,187
Represented by
Paid-in capital	$223,910,852
Excess of distributions over net investment income	(114,940)
Accumulated net realized loss	(88,791,230)
Unrealized appreciation (depreciation) on:
Investments	13,205,296
Foreign currency translations	(5,791)
Total — representing net assets applicable to outstanding capital stock	$148,204,187

*Value of securities on loan  $3,960,128

Class 2
Net assets	$148,204,187
Shares outstanding	10,700,213
Net asset value per share	$13.85

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$2,120,232
Dividends from affiliates	3,400
Income from securities lending — net	49,385
Foreign taxes withheld	(220,966)
Total income	1,952,051
Expenses:
Investment management fees	635,387
Distribution fees
Class 2	198,559
Transfer agent fees
Class 2	47,653
Administration fees	174,731
Compensation of board members	17,570
Custodian fees	15,960
Printing and postage fees	36,500
Professional fees	7,235
Other	9,070
Total expenses	1,142,665
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,861)
Total net expenses	1,093,804
Net investment income	858,247
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,870,764
Foreign currency translations	(16,557)
Net realized gain	1,854,207
Net change in unrealized appreciation (depreciation) on:
Investments	4,787,437
Foreign currency translations	(1,083)
Forward foreign currency exchange contracts	(991)
Net change in unrealized appreciation	4,785,363
Net realized and unrealized gain	6,639,570
Net increase in net assets resulting from operations	$7,497,817

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$858,247	$380,859
Net realized gain	1,854,207	11,805,554
Net change in unrealized appreciation (depreciation)	4,785,363	(44,096,273)
Net increase (decrease) in net assets resulting from operations	7,497,817	(31,909,860)
Distributions to shareholders from
Net investment income
Class 2	—	(1,511,704)
Total distributions to shareholders	—	(1,511,704)
Increase (decrease) in net assets from share transactions	(15,890,977)	(33,080,875)
Total decrease in net assets	(8,393,160)	(66,502,439)
Net assets at beginning of period	156,597,347	223,099,786
Net assets at end of period	$148,204,187	$156,597,347
Excess of distributions over net investment income	$(114,940)	$(973,187)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	236,448	3,246,263	545,909	7,751,354
Distributions reinvested	—	—	97,718	1,511,704
Redemptions	(1,317,566)	(19,137,240)	(2,819,633)	(42,343,933)
Net decrease	(1,081,118)	(15,890,977)	(2,176,006)	(33,080,875)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Marsico International Opportunities Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December. 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.29		$15.98		$14.15		$10.45		$25.23		$21.95
Income from investment operations:
Net investment income	0.08		0.03		0.06		0.05		0.17	(a)	0.27	(b)
Net realized and unrealized gain (loss)	0.48		(2.60)		1.87		3.88		(10.88)		3.97
Total from investment operations	0.56		(2.57)		1.93		3.93		(10.71)		4.24
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.10)		(0.23)		(0.25)		(0.02)
Net realized gains	—		—		—		—		(3.82)		(0.94)
Total distributions to shareholders	—		(0.12)		(0.10)		(0.23)		(4.07)		(0.96)
Net asset value, end of period	$13.85		$13.29		$15.98		$14.15		$10.45		$25.23
Total return	4.21%		(16.18%)		13.73%		37.95%		(48.49%)		19.68%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.44	%(d)	1.51%		1.47%		1.44%		1.39%		1.39	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.38	%(d)	1.45	%(g)	1.45	%(g)	1.44	%(g)	1.39	%(g)	1.39	%(e)(g)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.44	%(d)	1.51%		1.47%		1.44%		1.39%		1.39%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.38	%(d)	1.45	%(g)	1.45	%(g)	1.44	%(g)	1.39	%(g)	1.39	%(g)
Net investment income	1.08	%(d)	0.20	%(g)	0.39	%(g)	0.42	%(g)	0.98	%(g)	1.15	%(g)
Supplemental data
Net assets, end of period (in thousands)	$148,204		$156,597		$223,100		$235,127		$198,529		$386,452
Portfolio turnover	33%		95%		112%		113%		132%		133%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on

Semiannual Report 2012
17

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional Class 2 shares of the Fund at net asset value as of the ex-dividend date of the distribution.

Semiannual Report 2012
18

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investment made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The Management fee is an annual fee that is equal to 0.80% of the Fund's average daily net assets.

Prior to April 30, 2012, to the extent that the Fund was not benefitting from a separate contractual expense limitation arrangement, the Investment Manager contractually agreed to waive a portion of its management fee. In the absence of a separate contractual expense limitation arrangement, the management fee waiver for the Fund was equal to a percentage of the Fund's pro-rata portion of the combined average daily net assets of the Fund and other affiliated funds managed by the Investment Manager and sub-advised by Marsico, at a rate that increased from 0.00% to 0.10% as the combined daily net assets increasd.

The annualized effective management fee rate, net of any fee waivers, for the six months ended June 30, 2012 was 0.80% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.22% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $1,156.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012
19

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed 1.21% of the Fund's average daily net assets attributable to Class 2 shares.

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, did not exceed 1.45% of the Fund's average daily net assets attributable to Class 2 shares.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $137,644,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,859,000
Unrealized depreciation	(5,654,000)
Net unrealized appreciation	$13,205,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	41,247,711
2017	48,193,080
Total	89,440,791

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $742,851 at December 31, 2011 as arising on January 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $50,976,359

Semiannual Report 2012
20

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

and $69,175,708, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $3,960,128 were on loan, secured by cash collateral of $3,933,545 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 51.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 30.4% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report 2012
21

Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
22

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Board noted the information it received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Board took into account its meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Board also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2012
23

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material issues have been reported. The Board also considered the Subadviser's investment strategy/style, including particularly as it relates to the Fund, as well as the experience of the personnel that manage the Fund. The Board also considered the financial condition of the Subadviser and its capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its

Semiannual Report 2012
24

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2012
28

Columbia Variable Portfolio — Marsico International Opportunities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1665 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Mid Cap Growth Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Mid Cap Growth Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	17

Notes to Financial Statements	19

Approval of Investment Management Services Agreement	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Mid Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Mid Cap Growth Fund (the fund) Class 1 shares returned 7.61% for the six-month period ended June 30, 2012.

>  The fund's benchmarks, the Russell Midcap Growth Index and the Russell Midcap Index, returned 8.10% and 7.97%, respectively, for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/01	7.61	-8.30	2.66	7.31
Class 2*	10/02/06	7.43	-8.62	2.38	7.02
Russell Midcap Growth Index		8.10	-2.99	1.90	8.47
Russell Midcap Index		7.97	-1.65	1.06	8.45

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns since inception if shown, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
CF Industries Holdings, Inc.	1.8
Teradata Corp.	1.7
Citrix Systems, Inc.	1.6
KLA-Tencor Corp.	1.6
Fortinet, Inc.	1.6
Alexion Pharmaceuticals, Inc.	1.5
Dollar Tree, Inc.	1.4
TripAdvisor, Inc.	1.4
Alliance Data Systems Corp.	1.4
Watson Pharmaceuticals, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	96.4%
Consumer Discretionary	22.8
Consumer Staples	6.3
Energy	6.0
Financials	7.8
Health Care	14.2
Industrials	12.9
Information Technology	17.3
Materials	6.5
Telecommunication Services	1.8
Utilities	0.8
Other(a)	3.6

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

George J. Myers, CFA

Wayne M. Collette, CFA

Lawrence W. Lin, CFA

Brian D. Neigut

Semiannual Report 2012
3

Columbia Variable Portfolio — Mid Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,076.10	1,020.84	4.18	4.07	0.81
Class 2	1,000.00	1,000.00	1,074.30	1,019.59	5.47	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 22.8%
Auto Components 1.3%
BorgWarner, Inc.(a)	3,520	230,877
Gentex Corp.	7,430	155,064
Total		385,941
Hotels, Restaurants & Leisure 2.0%
Chipotle Mexican Grill, Inc.(a)	630	239,369
Panera Bread Co., Class A(a)	1,550	216,132
Wynn Resorts Ltd.	1,410	146,245
Total		601,746
Household Durables 1.3%
Garmin Ltd.	4,610	176,517
Toll Brothers, Inc.(a)	7,020	208,704
Total		385,221
Internet & Catalog Retail 1.3%
TripAdvisor, Inc.(a)	9,290	415,170
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	2,416	172,696
Media 3.2%
CBS Corp., Class B Non Voting	9,820	321,900
Discovery Communications, Inc., Class A(a)	6,520	352,080
DISH Network Corp., Class A	6,020	171,871
Sirius XM Radio, Inc.(a)	78,350	144,947
Total		990,798
Multiline Retail 3.4%
Dollar Tree, Inc.(a)	7,760	417,488
Family Dollar Stores, Inc.	3,680	244,646
Macy's, Inc.	4,470	153,544
Nordstrom, Inc.	4,240	210,686
Total		1,026,364
Specialty Retail 7.9%
AutoZone, Inc.(a)	490	179,913
Bed Bath & Beyond, Inc.(a)	5,610	346,698
Dick's Sporting Goods, Inc.	5,750	276,000
Foot Locker, Inc.	5,220	159,628
GNC Holdings, Inc., Class A	5,876	230,339
Limited Brands, Inc.	5,850	248,800
O'Reilly Automotive, Inc.(a)	3,890	325,865

Common Stocks (continued)

Issuer	Shares	Value ($)
Ross Stores, Inc.	3,650	228,016
TJX Companies, Inc.	3,960	170,003
Ulta Salon Cosmetics & Fragrance, Inc.	2,720	253,994
Total		2,419,256
Textiles, Apparel & Luxury Goods 1.8%
lululemon athletica, Inc.(a)(b)	6,415	382,526
Under Armour, Inc., Class A(a)(b)	1,710	161,561
Total		544,087
Total Consumer Discretionary		6,941,279
Consumer Staples 6.3%
Beverages 1.6%
Beam, Inc.	2,710	169,348
Coca-Cola Enterprises, Inc.	5,668	158,931
Monster Beverage Corp.(a)	2,350	167,320
Total		495,599
Food & Staples Retailing 1.3%
Kroger Co. (The)	9,980	231,436
Whole Foods Market, Inc.	1,860	177,295
Total		408,731
Food Products 1.8%
HJ Heinz Co.	4,220	229,484
Mead Johnson Nutrition Co.	3,940	317,209
Total		546,693
Personal Products 1.6%
Estee Lauder Companies, Inc. (The), Class A	3,570	193,208
Herbalife Ltd.	5,830	281,764
Total		474,972
Total Consumer Staples		1,925,995
Energy 6.0%
Energy Equipment & Services 2.7%
Cameron International Corp.(a)	6,577	280,904
Core Laboratories NV	686	79,507
Oceaneering International, Inc.	3,180	152,195
Oil States International, Inc.(a)	2,160	142,992
Superior Energy Services, Inc.(a)	7,845	158,704
Total		814,302

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.3%
Cabot Oil & Gas Corp.	6,200	244,280
Concho Resources, Inc.(a)	3,618	307,964
Continental Resources, Inc.(a)	2,226	148,296
Denbury Resources, Inc.(a)	9,350	141,279
HollyFrontier Corp.	4,470	158,372
Total		1,000,191
Total Energy		1,814,493
Financials 7.8%
Capital Markets 1.1%
Affiliated Managers Group, Inc.(a)	2,917	319,266
Commercial Banks 0.6%
Signature Bank(a)	3,160	192,665
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc.(a)	1,260	171,335
Moody's Corp.	8,450	308,847
Total		480,182
Real Estate Investment Trusts (REITs) 3.5%
Digital Realty Trust, Inc.	3,980	298,779
Home Properties, Inc.	2,880	176,717
Plum Creek Timber Co., Inc.	6,910	274,327
Rayonier, Inc.	7,060	316,994
Total		1,066,817
Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A(a)	7,459	122,029
Thrifts & Mortgage Finance 0.6%
BankUnited, Inc.	7,936	187,131
Total Financials		2,368,090
Health Care 14.2%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc.(a)	4,550	451,815
Medivation, Inc.(a)	720	65,808
Onyx Pharmaceuticals, Inc.(a)	4,290	285,071
Regeneron Pharmaceuticals, Inc.(a)	1,320	150,770
Vertex Pharmaceuticals, Inc.(a)	3,720	208,022
Total		1,161,486
Health Care Equipment & Supplies 3.7%
CR Bard, Inc.	2,441	262,261
Edwards Lifesciences Corp.(a)	3,810	393,573

Common Stocks (continued)

Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	270	149,524
Varian Medical Systems, Inc.(a)	5,060	307,496
Total		1,112,854
Health Care Providers & Services 2.3%
Brookdale Senior Living, Inc.(a)	17,510	310,627
Express Scripts Holding Co.(a)	2,890	161,349
HMS Holdings Corp.(a)(b)	6,810	226,841
Total		698,817
Health Care Technology 1.2%
Cerner Corp.(a)	2,370	195,904
SXC Health Solutions Corp.(a)	1,690	167,665
Total		363,569
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	3,910	153,428
Illumina, Inc.(a)	3,430	138,538
Total		291,966
Pharmaceuticals 2.2%
Endo Health Solutions, Inc.(a)	8,900	275,722
Watson Pharmaceuticals, Inc.(a)	5,460	403,986
Total		679,708
Total Health Care		4,308,400
Industrials 12.9%
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	3,420	200,173
Expeditors International of Washington, Inc.	3,974	153,992
Total		354,165
Airlines 0.8%
United Continental Holdings, Inc.(a)(b)	9,800	238,434
Commercial Services & Supplies 1.1%
Stericycle, Inc.(a)	3,583	328,454
Construction & Engineering 0.5%
KBR, Inc.	6,610	163,333
Electrical Equipment 2.4%
AMETEK, Inc.	6,885	343,630
Regal-Beloit Corp.	2,430	151,292
Rockwell Automation, Inc.	3,696	244,158
Total		739,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.6%
Cummins, Inc.	2,360	228,708
Joy Global, Inc.	4,224	239,627
Total		468,335
Professional Services 1.9%
IHS, Inc., Class A(a)	2,135	230,003
Verisk Analytics, Inc., Class A(a)	6,800	334,968
Total		564,971
Road & Rail 2.1%
CSX Corp.	8,330	186,259
JB Hunt Transport Services, Inc.	3,660	218,136
Kansas City Southern	3,500	243,460
Total		647,855
Trading Companies & Distributors 1.3%
United Rentals, Inc.(a)	5,159	175,612
WW Grainger, Inc.	1,202	229,871
Total		405,483
Total Industrials		3,910,110
Information Technology 17.3%
Electronic Equipment, Instruments & Components 0.5%
Trimble Navigation Ltd.(a)(b)	3,630	167,016
Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)	5,490	174,307
Equinix, Inc.(a)	950	166,867
LinkedIn Corp., Class A(a)	1,150	122,211
Rackspace Hosting, Inc.(a)	3,490	153,351
Total		616,736
IT Services 4.1%
Alliance Data Systems Corp.(a)(b)	3,070	414,450
Cognizant Technology Solutions Corp., Class A(a)	3,110	186,600
Teradata Corp.(a)	6,760	486,788
VeriFone Systems, Inc.(a)	4,680	154,861
Total		1,242,699
Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Ltd.	7,260	260,634
KLA-Tencor Corp.	9,330	459,502

Common Stocks (continued)

Issuer	Shares	Value ($)
NXP Semiconductor NV(a)	982	22,832
ON Semiconductor Corp.(a)	19,350	137,385
Total		880,353
Software 7.8%
Autodesk, Inc.(a)	4,650	162,703
Check Point Software Technologies Ltd.(a)(b)	3,096	153,531
Citrix Systems, Inc.(a)	5,490	460,831
Electronic Arts, Inc.(a)	12,410	153,264
Fortinet, Inc.(a)	19,570	454,415
Informatica Corp.(a)	3,640	154,190
Intuit, Inc.	5,140	305,059
Red Hat, Inc.(a)	3,380	190,902
Salesforce.com, Inc.(a)	1,160	160,382
TIBCO Software, Inc.(a)	5,530	165,458
Total		2,360,735
Total Information Technology		5,267,539
Materials 6.5%
Chemicals 4.2%
Albemarle Corp.	2,790	166,396
Celanese Corp., Class A	4,070	140,903
CF Industries Holdings, Inc.	2,690	521,161
Eastman Chemical Co.	3,530	177,806
Sherwin-Williams Co. (The)	2,140	283,229
Total		1,289,495
Containers & Packaging 0.7%
Rock-Tenn Co., Class A	3,750	204,563
Metals & Mining 1.0%
Cliffs Natural Resources, Inc.	3,670	180,894
Royal Gold, Inc.	1,570	123,088
Total		303,982
Paper & Forest Products 0.6%
International Paper Co.	6,310	182,422
Total Materials		1,980,462

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 1.8%
Wireless Telecommunication Services 1.8%
Crown Castle International Corp.(a)	6,660	390,676
SBA Communications Corp., Class A(a)	2,600	148,330
Total		539,006
Total Telecommunication Services		539,006
Utilities 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.	3,350	230,848
Total Utilities		230,848
Total Common Stocks (Cost: $24,365,418)		29,286,222
Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	1,087,268	1,087,268
Total Money Market Funds (Cost: $1,087,268)		1,087,268

Investments of Cash Collateral Received for
Securities on Loan 4.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 4.4%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $843,827(e)	0.250%	843,809	843,809
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $500,011(e)	0.270%	500,000	500,000
Total			1,343,809
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,343,809)			1,343,809
Total Investments (Cost: $26,796,495)			31,717,299
Other Assets & Liabilities, Net			(1,312,719)
Net Assets			30,404,580

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At June 30, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	659,369	8,018,202	(7,590,303)	—	1,087,268	453	1,087,268

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
United States Treasury Bill	8,006
United States Treasury Note/Bond	852,697
Total market value of collateral securities	860,703
Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	41,915
Fannie Mae REMICS	75,877
Fannie Mae-Aces	4,942
Freddie Mac Reference REMIC	1,526
Freddie Mac REMICS	185,434
Government National Mortgage Association	200,306
Total market value of collateral securities	510,000

Abbreviation Legend

REMIC(S) Real Estate Mortgage Investment Conduit(s)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Mid Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,941,279	—	—	6,941,279
Consumer Staples	1,925,995	—	—	1,925,995
Energy	1,814,493	—	—	1,814,493
Financials	2,368,090	—	—	2,368,090
Health Care	4,308,400	—	—	4,308,400
Industrials	3,910,110	—	—	3,910,110
Information Technology	5,267,539	—	—	5,267,539
Materials	1,980,462	—	—	1,980,462
Telecommunication Services	539,006	—	—	539,006
Utilities	230,848	—	—	230,848
Total Equity Securities	29,286,222	—	—	29,286,222
Other
Money Market Funds	1,087,268	—	—	1,087,268
Investments of Cash Collateral Received for Securities on Loan	—	1,343,809	—	1,343,809
Total Other	1,087,268	1,343,809	—	2,431,077
Total	30,373,490	1,343,809	—	31,717,299

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $24,365,418)	$29,286,222
Affiliated issuers (identified cost $1,087,268)	1,087,268
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $1,343,809)	1,343,809
Total investments (identified cost $26,796,495)	31,717,299
Receivable for:
Investments sold	627,531
Capital shares sold	5,892
Dividends	12,782
Interest	286
Total assets	32,363,790
Liabilities
Due upon return of securities on loan	1,343,809
Payable for:
Investments purchased	400,043
Capital shares purchased	93,891
Investment management fees	18,042
Distribution and service fees	1,269
Transfer agent fees	1,424
Administration fees	1,424
Compensation of board members	49,105
Expense reimbursement due to Investment Manager	9,196
Other expenses	41,007
Total liabilities	1,959,210
Net assets applicable to outstanding capital stock	$30,404,580
Represented by
Paid-in capital	$24,512,572
Excess of distributions over net investment income	(46,763)
Accumulated net realized gain	1,017,967
Unrealized appreciation (depreciation) on:
Investments	4,920,804
Total — representing net assets applicable to outstanding capital stock	$30,404,580
*Value of securities on loan	$1,350,586

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Mid Cap Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$23,942,450
Shares outstanding	2,971,307
Net asset value per share	$8.06
Class 2
Net assets	$6,462,130
Shares outstanding	812,430
Net asset value per share	$7.95

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Mid Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$125,224
Dividends from affiliates	453
Income from securities lending — net	6,843
Foreign taxes withheld	(106)
Total income	132,414
Expenses:
Investment management fees	124,459
Distribution fees
Class 2	8,435
Transfer agent fees
Class 1	7,801
Class 2	2,024
Administration fees	9,826
Compensation of board members	13,692
Custodian fees	3,810
Printing and postage fees	14,302
Professional fees	7,402
Other	6,180
Total expenses	197,931
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,283)
Total net expenses	141,648
Net investment loss	(9,234)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,016,370
Net realized gain	2,016,370
Net change in unrealized appreciation (depreciation) on:
Investments	471,743
Net change in unrealized appreciation	471,743
Net realized and unrealized gain	2,488,113
Net increase in net assets resulting from operations	$2,478,879

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Mid Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment loss	$(9,234)	$(68,891)
Net realized gain	2,016,370	4,369,120
Net change in unrealized appreciation (depreciation)	471,743	(7,046,053)
Net increase (decrease) in net assets resulting from operations	2,478,879	(2,745,824)
Increase (decrease) in net assets from share transactions	(3,455,346)	1,965,089
Total decrease in net assets	(976,467)	(780,735)
Net assets at beginning of period	31,381,047	32,161,782
Net assets at end of period	$30,404,580	$31,381,047
Excess of distributions over net investment income	$(46,763)	$(37,529)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Mid Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	41,032	330,301	99,144	798,750
Fund merger	—	—	367,010	3,306,605
Redemptions	(413,111)	(3,423,991)	(1,199,845)	(9,737,588)
Net decrease	(372,079)	(3,093,690)	(733,691)	(5,632,233)
Class 2 shares
Subscriptions	28,069	226,599	120,491	944,316
Fund merger	—	—	833,758	7,428,463
Redemptions	(72,628)	(588,255)	(98,912)	(775,457)
Net increase (decrease)	(44,559)	(361,656)	855,337	7,597,322
Total net increase (decrease)	(416,638)	(3,455,346)	121,646	1,965,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Mid Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract changes, if any, and are not annualized for periods of less than one year.

	Six Months Ended
	June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.49		$7.89	$6.07		$4.22		$8.69		$8.86
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.02)	(0.02)		0.00	(a)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.57		(0.38)	1.84		1.85		(3.42)		1.73
Total from investment operations	0.57		(0.40)	1.82		1.85		(3.43)		1.71
Less distributions to shareholders:
Net investment income	—		—	(0.00	)(a)	—		—		(0.01)
Net realized gains	—		—	—		—		(1.04)		(1.87)
Total distributions to shareholders	—		—	(0.00	)(a)	—		(1.04)		(1.88)
Net asset value, end of period	$8.06		$7.49	$7.89		$6.07		$4.22		$8.69
Total return	7.61%		(5.07%)	30.08%		43.84%		(44.28%)		19.88%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16	%(c)	1.31%	1.45%		1.61%		1.25%		1.14%
Net expenses after fees waived or expenses reimbursed(d)	0.81	%(c)	0.90%	0.90	%(e)	0.93	%(e)	1.00	%(e)	1.00	%(e)
Net investment income (loss)	(0.01	%)(c)	(0.19%)	(0.24	%)(e)	0.05	%(e)	(0.16	%)(e)	(0.18	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$23,942		$25,038	$32,149		$32,296		$27,524		$62,581
Portfolio turnover	66%		131%	130%		171%		136%		157%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Mid Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended
	June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$7.40		$7.81	$6.02		$4.19		$8.67		$8.85
Income from investment operations:
Net investment loss	(0.01)		(0.02)	(0.03)		(0.01)		(0.03)		(0.04)
Net realized and unrealized gain (loss)	0.56		(0.39)	1.82		1.84		(3.41)		1.73
Total from investment operations	0.55		(0.41)	1.79		1.83		(3.44)		1.69
Less distributions to shareholders:
Net realized gains	—		—	—		—		(1.04)		(1.87)
Total distributions to shareholders	—		—	—		—		(1.04)		(1.87)
Net asset value, end of period	$7.95		$7.40	$7.81		$6.02		$4.19		$8.67
Total return	7.43%		(5.25%)	29.73%		43.68%		(44.52%)		19.63%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.40	%(b)	1.50%	1.70%		1.86%		1.50%		1.39%
Net expenses after fees waived or expenses reimbursed(c)	1.06	%(b)	1.15%	1.15	%(d)	1.18	%(d)	1.25	%(d)	1.25	%(d)
Net investment loss	(0.25	%)(b)	(0.26%)	(0.47	%)(d)	(0.17	%)(d)	(0.38	%)(d)	(0.46	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$6,462		$6,343	$13		$10		$7		$13
Portfolio turnover	66%		131%	130%		171%		136%		157%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2012
19

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation

Semiannual Report 2012
20

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.76% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Funds or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2012, other expenses paid to this company were $913.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2012
21

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.88%
Class 2	1.13

Prior to May 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.90%
Class 2	1.15

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $26,796,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,833,000
Unrealized depreciation	(912,000)
Net unrealized appreciation	$4,921,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$79,128
2016	1,192,248
Total	$1,271,376

The Fund acquired $2,566,958 of capital loss carryforward in connection with the merger with Seligman Capital Portfolio (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Semiannual Report 2012
22

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $21,371,129 and $25,380,620, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $1,350,586 were on loan, secured by cash collateral of $1,343,809 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 81.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Fund Merger

At the close of business on April 29, 2011, Columbia Variable Portfolio — Mid Cap Growth Fund acquired the assets and assumed the identified liabilities of Seligman Capital Portfolio. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the

Semiannual Report 2012
23

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia Variable Portfolio — Mid Cap Growth Fund immediately before the acquisition were $32,326,301 and the combined net assets immediately after the acquisition were $43,061,369.

The merger was accomplished by a tax-free exchange of 565,378 shares of Seligman Capital Portfolio valued at $10,735,068 (including $2,445,717 of unrealized appreciation).

In exchange for Seligman Capital Portfolio shares, Columbia Variable Portfolio — Mid Cap Growth Fund issued the following number of shares:

Shares
Class 1	367,010
Class 2	833,758

For financial reporting purposes, net assets received and shares issued by Columbia Variable Portfolio — Mid Cap Growth Fund were recorded at fair value; however, Seligman Capital Portfolio's cost of investments was carried forward.

The financial statements reflect the operations of Columbia Variable Portfolio — Mid Cap Growth Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman Capital Portfolio that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011 Columbia Variable Portfolio — Mid Cap Growth Fund's pro-forma net investment loss, net gain on investments, net change in unrealized appreciation (depreciation) and net increase in net assets from operations for the year ended December 31, 2011 would have been approximately $(0.1) million, $5 million, $(6.3) million and $(1.4) million, respectively.

Note 11. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2012
24

Columbia Variable Portfolio — Mid Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
25

Columbia Variable Portfolio — Mid Cap Growth Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Mid Cap Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees, considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2012, including reports based on analyses of data provided by an independent organization and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 10-12, 2012 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Funds' operations and the successful completion of various integration initiatives and the consolidation of dozens of Funds. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain key portfolio management personnel. In that connection, the Independent Trustees took into account their meetings with Columbia Management's Chief Investment Officer (the CIO) and considered the CIO's successful execution of additional risk and portfolio management oversight applied to the Funds. The Independent Trustees also assessed Columbia Management's significant investment in upgrading technology (such as an equity trading system) and considered management's commitments to enhance existing resources in this area.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the

Semiannual Report 2012
26

Columbia Variable Portfolio — Mid Cap Growth Fund

Approval of Investment Management
Services Agreement (continued)

performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is at, or below, the median expense ratio of funds in the same comparison universe of the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2011 profitability, while slightly lower than 2010, was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2012, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2012
27

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28

Columbia Variable Portfolio — Mid Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Mid Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1560 C (08/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012